UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Extended Market Index Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.7%)

Auto & Transportation (2.9%)
Expeditors International of Washington, Inc.	265,894	$14,239
C.H. Robinson Worldwide, Inc.	212,848	10,968
J.B. Hunt Transport Services, Inc.	202,675	8,871
Polaris Industries, Inc.	108,194	7,598
Lear Corp.	171,194	7,594
* Yellow Roadway Corp.	121,291	7,100
Oshkosh Truck Corp.	85,292	6,993
BorgWarner, Inc.	139,318	6,782
Overseas Shipholding Group Inc.	98,252	6,181
Gentex Corp.	193,290	6,166
CNF Inc.	128,937	6,033
Tidewater Inc.	142,332	5,531
* Laidlaw International Inc.	258,965	5,386
* Landstar System, Inc.	151,462	4,960
* JetBlue Airways Corp.	257,883	4,910
* TRW Automotive Holdings Corp.	246,800	4,795
* General Maritime Corp.	94,379	4,572
Alexander & Baldwin, Inc.	109,051	4,493
OMI Corp.	230,006	4,405
* AMR Corp.	402,697	4,309
Thor Industries, Inc.	142,740	4,269
* Swift Transportation Co., Inc.	183,105	4,054
Werner Enterprises, Inc.	197,808	3,843
Heartland Express, Inc.	187,326	3,587
Knight Transportation, Inc.	141,138	3,482
USF Corp.	69,957	3,376
Florida East Coast Industries, Inc. Class A	79,288	3,368
* Kansas City Southern	172,593	3,324
American Axle & Manufacturing Holdings, Inc.	129,577	3,175
Skywest, Inc.	145,600	2,707
Sauer-Danfoss, Inc.	118,628	2,684
ArvinMeritor, Inc.	173,101	2,678
Winnebago Industries, Inc.	84,356	2,666
* Kirby Corp.	61,300	2,576
* EGL, Inc.	111,702	2,547
Modine Manufacturing Co.	85,812	2,517
Arkansas Best Corp.	62,178	2,349
Wabtec Corp.	113,679	2,329
* Aviall Inc.	82,033	2,297
Forward Air Corp.	53,700	2,287
Overnite Corp.	70,041	2,241
Bandag, Inc.	47,614	2,237
* Pacer International, Inc.	93,142	2,225
* Offshore Logistics, Inc.	66,663	2,221
* Alaska Air Group, Inc.	73,736	2,171
* Continental Airlines, Inc. Class B	166,131	2,000
* Hub Group, Inc.	31,505	1,974
Marine Products Corp.	115,187	1,936
* AirTran Holdings, Inc.	213,573	1,933
* Old Dominion Freight Line, Inc.	61,931	1,929
Wabash National Corp.	78,606	1,918
* TBC Corp.	68,307	1,903
* Northwest Airlines Corp. Class A	266,812	1,785
Superior Industries International, Inc.	65,437	1,728
* Gulfmark Offshore, Inc.	65,645	1,701
* Genesee & Wyoming Inc. Class A	64,396	1,668
* Tenneco Automotive, Inc.	129,506	1,614
The Greenbrier Cos., Inc.	45,031	1,580
* ExpressJet Holdings, Inc.	137,194	1,565
* AAR Corp.	105,442	1,434
* Fleetwood Enterprises, Inc.	149,536	1,301
* RailAmerica, Inc.	103,346	1,290
* Seabulk International, Inc.	59,412	1,235
* Aftermarket Technology Corp.	71,890	1,186
Monaco Coach Corp.	73,037	1,179
Arctic Cat, Inc.	40,924	1,107
* Keystone Automotive Industries, Inc.	47,808	1,107
* USA Truck, Inc.	45,002	1,033
* SCS Transportation, Inc.	53,286	991
* Frontier Airlines, Inc.	91,175	955
* Quantum Fuel Systems Technologies Worldwide, Inc.	184,225	853
* Commercial Vehicle Group Inc.	42,200	844
* Strattec Security Corp.	15,333	822
* MAIR Holdings, Inc.	90,751	809
Maritrans Inc.	41,013	781
* Celadon Group Inc.	40,445	750
* Republic Airways Holdings Inc.	57,659	721
* Mesa Air Group Inc.	102,048	714
Noble International, Ltd.	31,081	704
* P.A.M. Transportation Services, Inc.	39,645	682
Coachmen Industries, Inc.	49,876	678
Todd Shipyards Corp.	34,242	648
* Pinnacle Airlines Corp.	55,300	587
* Stoneridge, Inc.	44,037	538
* R&B, Inc.	40,346	535
Spartan Motors, Inc.	52,205	525
* National R. V. Holdings, Inc.	50,570	514
* America West Holdings Corp. Class B	92,049	500
* Universal Truckload Services, Inc.	22,191	468
* Covenant Transport, Inc.	26,560	467
* Marten Transport, Ltd.	21,395	456
* U.S. Xpress Enterprises, Inc.	26,609	435
* Petroleum Helicopters, Inc.	12,735	382
* Hayes Lemmerz International, Inc.	71,402	371
* Impco Technologies Inc.	65,763	353
Standard Motor Products, Inc.	29,048	340
* Quality Distribution Inc.	29,950	325
Titan International, Inc.	22,200	319
* Patriot Transportation Holding, Inc.	5,600	292
Quixote Corp.	13,036	282
* Sports Resorts International, Inc.	73,618	244
* Collins & Aikman Corp.	193,831	238
* Midwest Air Group Inc.	95,988	230
* Hawaiian Holdings, Inc.	27,300	179
* Frozen Food Express Industries, Inc.	13,300	153
* Dura Automotive Systems, Inc.	30,150	145
* FLYI, Inc.	94,985	121
* Raytech Corp.	73,341	107
* Allied Holdings, Inc.	38,700	91
* Central Freight Lines, Inc.	21,395	76
Providence and Worcester Railroad Co.	3,800	50
Bandag, Inc. Class A	600	25

		259,502

Consumer Discretionary (22.5%)
* Google Inc.	684,932	123,637
Liberty Media Corp.	7,282,974	75,524
* DirecTV Group, Inc.	3,451,584	49,772
* Las Vegas Sands Corp.	874,560	39,355
* IAC/InterActiveCorp	1,749,676	38,965
* Amazon.com, Inc.	1,014,950	34,782
* MGM Mirage, Inc.	346,093	24,510
Royal Caribbean Cruises, Ltd.	481,652	21,525
Washington Post Co. Class B	23,856	21,327
E.W. Scripps Co. Class A	406,930	19,838
* Liberty Media International Inc. Class A	436,987	19,114
* VeriSign, Inc.	637,392	18,293
* Sirius Satellite Radio, Inc.	3,151,024	17,709
* Wynn Resorts Ltd.	244,540	16,565
* XM Satellite Radio Holdings, Inc.	510,007	16,065
EchoStar Communications Corp. Class A	538,482	15,751
* Caesars Entertainment, Inc.	772,744	15,293
Estee Lauder Cos. Class A	333,292	14,991
Harman International Industries, Inc.	164,422	14,545
* Mohawk Industries, Inc.	166,537	14,039
* Pixar, Inc.	140,314	13,688
Republic Services, Inc. Class A	378,797	12,682
* Chico's FAS, Inc.	445,574	12,592
Abercrombie & Fitch Co.	217,478	12,448
Michaels Stores, Inc.	338,370	12,283
Aramark Corp. Class B	465,749	12,240
Mandalay Resort Group	168,438	11,873
CDW Corp.	207,424	11,757
Foot Locker, Inc.	388,952	11,396
* Weight Watchers International, Inc.	264,221	11,356
Boyd Gaming Corp.	217,404	11,338
The Neiman Marcus Group, Inc. Class A	121,728	11,139
Ross Stores, Inc.	377,296	10,994
Station Casinos, Inc.	162,482	10,976
American Eagle Outfitters, Inc.	367,850	10,870
* Williams-Sonoma, Inc.	290,060	10,660
* DreamWorks Animation SKG, Inc.	261,825	10,659
* Lamar Advertising Co. Class A	262,818	10,589
* Getty Images, Inc.	147,963	10,522
Fastenal Co.	189,303	10,470
PETsMART, Inc.	360,489	10,364
ServiceMaster Co.	725,616	9,796
Manpower Inc.	224,871	9,786
Polo Ralph Lauren Corp.	251,062	9,741
* Urban Outfitters, Inc.	200,808	9,633
* Advance Auto Parts, Inc.	184,720	9,319
* Iron Mountain, Inc.	322,483	9,300
* ChoicePoint Inc.	221,126	8,869
* Career Education Corp.	255,475	8,753
The McClatchy Co. Class A	115,690	8,580
Outback Steakhouse	183,842	8,418
* Dollar Tree Stores, Inc.	287,569	8,262
* CarMax, Inc.	259,564	8,176
* Brinker International, Inc.	223,084	8,080
* Hewitt Associates, Inc.	302,549	8,048
Dex Media, Inc.	375,020	7,744
Regal Entertainment Group Class A	358,208	7,533
International Speedway Corp.	132,916	7,211
Metro-Goldwyn-Mayer Inc.	593,393	7,091
Belo Corp. Class A	288,602	6,967
GTECH Holdings Corp.	294,466	6,929
* The Cheesecake Factory	194,107	6,881
* Activision, Inc.	460,402	6,814
* O'Reilly Automotive, Inc.	137,508	6,811
Saks Inc.	356,078	6,427
* Service Corp. International	842,672	6,303
The Corporate Executive Board Co.	97,528	6,237
* Timberland Co.	87,066	6,176
* Barnes & Noble, Inc.	174,919	6,033
Harte-Hanks, Inc.	217,468	5,993
* Penn National Gaming, Inc.	202,156	5,939
Applebee's International, Inc.	205,536	5,665
* Dolby Laboratories Inc.	237,379	5,578
* ITT Educational Services, Inc.	114,176	5,538
John Wiley & Sons Class A	154,778	5,456
* Marvel Enterprises Inc.	271,997	5,440
* BJ's Wholesale Club, Inc.	173,810	5,399
* Columbia Sportswear Co.	101,321	5,393
* West Corp.	168,360	5,388
* Tech Data Corp.	144,799	5,366
The Toro Co.	60,623	5,365
* Pacific Sunwear of California, Inc.	191,293	5,352
Claire's Stores, Inc.	232,054	5,347
Adesa, Inc.	228,822	5,345
* PETCO Animal Supplies, Inc.	143,814	5,294
* Copart, Inc.	224,556	5,291
MSC Industrial Direct Co., Inc. Class A	171,517	5,242
* Rent-A-Center, Inc.	189,141	5,165
Choice Hotel International, Inc.	83,293	5,160
* Laureate Education Inc.	120,476	5,155
Borders Group, Inc.	193,543	5,152
* Education Management Corp.	182,037	5,088
CBRL Group, Inc.	121,693	5,026
bebe stores, inc	147,095	4,994
* Scientific Games Corp.	217,603	4,972
* Westwood One, Inc.	242,675	4,938
* Sonic Corp.	147,601	4,930
Lee Enterprises, Inc.	113,225	4,914
The Brink's Co.	141,710	4,903
* Cogent Inc.	194,620	4,901
* Gemstar-TV Guide International, Inc.	1,056,442	4,596
* Tempur-Pedic International Inc.	244,352	4,560
* Aeropostale, Inc.	139,152	4,557
* Fossil, Inc.	175,603	4,553
* R.H. Donnelley Corp.	78,122	4,538
Talbots Inc.	141,383	4,521
Regis Corp.	110,447	4,521
* Valassis Communications, Inc.	129,289	4,520
* Citadel Broadcasting Corp.	328,173	4,506
* Entercom Communications Corp.	125,788	4,468
* AnnTaylor Stores Corp.	172,388	4,411
* Take-Two Interactive Software, Inc.	112,022	4,380
* Dick's Sporting Goods, Inc.	118,494	4,352
American Greetings Corp. Class A	170,356	4,341
Reader's Digest Association, Inc.	247,417	4,283
* Panera Bread Co.	75,497	4,268
* Quiksilver, Inc.	145,754	4,231
SCP Pool Corp.	131,918	4,203
* Tractor Supply Co.	95,619	4,174
* Waste Connections, Inc.	120,011	4,170
Strayer Education, Inc.	36,677	4,156
* Ask Jeeves, Inc.	141,946	3,986
* Gaylord Entertainment Co.	98,659	3,986
Blockbuster Inc. Class A	451,048	3,983
Pier 1 Imports Inc.	218,245	3,979
* The Yankee Candle Co., Inc.	124,099	3,934
Nu Skin Enterprises, Inc.	173,248	3,900
Speedway Motorsports, Inc.	108,231	3,864
* Zale Corp.	129,350	3,844
* P.F. Chang's China Bistro, Inc.	64,007	3,828
* Men's Wearhouse, Inc.	90,226	3,808
Ruby Tuesday, Inc.	156,614	3,804
* United Stationers, Inc.	82,954	3,754
Ameristar Casinos, Inc.	67,746	3,704
* Scholastic Corp.	98,978	3,651
Media General, Inc. Class A	57,895	3,581
* Corinthian Colleges, Inc.	225,704	3,548
* Earthlink, Inc.	392,401	3,532
IKON Office Solutions, Inc.	351,351	3,475
* Guitar Center, Inc.	62,938	3,451
Pulitzer, Inc.	53,981	3,440
Journal Communications, Inc.	206,675	3,420
* Corrections Corp. of America REIT	87,935	3,394
* CNET Networks, Inc.	358,097	3,380
* Argosy Gaming Co.	73,605	3,380
* Jack in the Box Inc.	91,056	3,378
Catalina Marketing Corp.	130,119	3,370
* CEC Entertainment Inc.	91,497	3,349
* DeVry, Inc.	175,606	3,322
Arbitron Inc.	77,264	3,315
Hearst-Argyle Television Inc.	128,724	3,282
* InfoSpace, Inc.	79,932	3,264
Blyth, Inc.	102,233	3,255
* Wesco International, Inc.	115,081	3,222
United Auto Group, Inc.	115,469	3,214
Domino's Pizza, Inc.	171,600	3,207
Burlington Coat Factory Warehouse Corp.	111,452	3,199
* Navigant Consulting, Inc.	117,467	3,199
* The Children's Place Retail Stores, Inc.	66,762	3,188
Rollins, Inc.	170,845	3,178
* GameStop Corp.	142,335	3,154
Wolverine World Wide, Inc.	146,045	3,130
* Jarden Corp.	68,019	3,121
* Cabela's Inc.	147,150	3,036
Furniture Brands International Inc.	136,559	2,978
Tupperware Corp.	146,146	2,976
* PHH Corp.	131,500	2,876
Ethan Allen Interiors, Inc.	92,904	2,973
* Tuesday Morning Corp.	102,453	2,958
ADVO, Inc.	76,277	2,857
* PRIMEDIA Inc.	649,837	2,827
* Martha Stewart Living Omnimedia, Inc.	124,997	2,824
* Carter's, Inc.	70,607	2,807
* Linens 'n Things, Inc.	112,834	2,802
* United Natural Foods, Inc.	97,813	2,800
Finish Line, Inc.	120,802	2,797
* MPS Group, Inc.	262,632	2,760
* The Warnaco Group, Inc.	114,745	2,758
* THQ Inc.	97,945	2,756
* Coldwater Creek Inc.	148,980	2,753
* Shuffle Master, Inc.	93,237	2,700
* Payless ShoeSource, Inc.	169,989	2,684
Banta Corp.	62,291	2,666
* Revlon, Inc. Class A	924,737	2,663
* Emmis Communications, Inc.	138,152	2,655
Matthews International Corp.	80,392	2,634
* Hot Topic, Inc.	120,484	2,633
* New York & Co., Inc.	130,600	2,621
* Rare Hospitality International Inc.	84,677	2,615
* Electronics Boutique Holdings Corp.	60,757	2,611
* ProQuest Co.	71,167	2,573
* Universal Technical Institute Inc.	69,408	2,554
The Pep Boys (Manny, Moe & Jack)	144,425	2,539
Kelly Services, Inc. Class A	87,616	2,522
* CMGI Inc.	1,196,916	2,490
* Resources Global Professionals	118,218	2,474
* Aztar Corp.	86,560	2,472
Hollinger International, Inc.	226,295	2,467
Amerco, Inc.	53,238	2,465
Aaron Rents, Inc. Class B	122,166	2,443
* DoubleClick Inc.	316,727	2,439
* Priceline.com, Inc.	96,761	2,438
* Teletech Holdings Inc.	188,033	2,429
Callaway Golf Co.	188,076	2,407
IHOP Corp.	50,436	2,405
* Charming Shoppes, Inc.	295,162	2,400
Movie Gallery, Inc.	83,612	2,398
* Stein Mart, Inc.	106,244	2,390
Chemed Corp.	31,061	2,376
ABM Industries Inc.	122,322	2,352
* Crown Media Holdings, Inc.	261,014	2,352
* Texas Roadhouse, Inc.	83,000	2,331
* The Advisory Board Co.	53,299	2,329
* 99 Cents Only Stores	173,544	2,286
* CKE Restaurants Inc.	143,956	2,282
* Life Time Fitness, Inc.	84,376	2,276
* USANA Health Sciences, Inc.	47,545	2,249
* Bright Horizons Family Solutions, Inc.	66,498	2,244
* Vail Resorts Inc.	88,456	2,234
World Fuel Services Corp.	70,609	2,224
* School Specialty, Inc.	56,668	2,219
K-Swiss, Inc.	67,158	2,218
Watson Wyatt & Co. Holdings	81,074	2,205
* Prestige Brands Holdings Inc.	124,800	2,203
* FTI Consulting, Inc.	106,542	2,199
Oakley, Inc.	170,801	2,190
MAXIMUS, Inc.	64,922	2,174
* Midway Games Inc.	210,276	2,157
* Hibbett Sporting Goods, Inc.	71,674	2,153
* AFC Enterprises, Inc.	84,275	2,150
* Too Inc.	86,712	2,139
* Lin TV Corp.	126,039	2,134
* Insight Enterprises, Inc.	121,471	2,133
* ValueClick, Inc.	200,374	2,126
* WMS Industries, Inc.	75,396	2,123
* Overstock.com, Inc.	48,764	2,096
G & K Services, Inc. Class A	52,007	2,095
* Dollar Thrifty Automotive Group, Inc.	63,606	2,085
Bob Evans Farms, Inc.	88,262	2,070
* aQuantive, Inc.	186,526	2,065
World Wrestling Entertainment, Inc.	171,120	2,053
* CSK Auto Corp.	116,215	2,051
* Cumulus Media Inc.	143,904	2,051
Phillips-Van Heusen Corp.	76,782	2,045
* Global Imaging Systems, Inc.	57,560	2,041
* Red Robin Gourmet Burgers	40,039	2,038
* Central Garden and Pet Co.	46,406	2,035
* RC2 Corp.	59,452	2,021
* Travelzoo, Inc.	40,648	2,021
* Helen of Troy Ltd.	73,690	2,018
* Hollywood Entertainment Corp.	151,928	2,001
* Stage Stores, Inc.	52,066	1,999
Landry's Restaurants, Inc.	69,025	1,996
* Radio One, Inc.	135,271	1,986
Kellwood Co.	68,786	1,980
Jackson Hewitt Tax Service Inc.	94,200	1,971
* Isle of Capri Casinos, Inc.	73,848	1,960
* Labor Ready, Inc.	104,569	1,950
* Consolidated Graphics, Inc.	36,970	1,945
* Entravision Communications Corp.	219,212	1,944
Nautilus Inc.,	81,576	1,938
* The Sports Authority, Inc.	70,055	1,927
Liberty Corp.	47,004	1,906
* The Pantry, Inc.	60,937	1,887
* Genesco, Inc.	65,834	1,871
* Select Comfort Corp.	91,521	1,871
* Radio One, Inc. Class D	126,800	1,870
* Korn/Ferry International	97,128	1,848
* Papa John's International, Inc.	53,111	1,844
La-Z-Boy Inc.	130,809	1,822
* Journal Register Co.	108,012	1,804
Cato Corp. Class A	55,785	1,799
* Pinnacle Entertainment, Inc.	107,727	1,799
* Great Wolf Resorts, Inc.	71,804	1,792
Gray Television, Inc.	123,420	1,786
* Cox Radio, Inc.	105,483	1,773
* Tetra Tech, Inc.	140,365	1,771
* United Online, Inc.	168,736	1,767
* Central European Distribution Corp.	51,850	1,726
* Ventiv Health, Inc.	74,584	1,715
* Trans World Entertainment Corp.	115,750	1,705
* Elizabeth Arden, Inc.	71,533	1,698
Big 5 Sporting Goods Corp.	67,681	1,672
* Leapfrog Enterprises, Inc.	147,059	1,669
Sonic Automotive, Inc.	73,238	1,663
* CoStar Group, Inc.	45,037	1,660
Christopher & Banks Corp.	93,633	1,648
Fred's, Inc.	95,968	1,648
The Stride Rite Corp.	122,490	1,629
* Steak n Shake Co.	83,759	1,621
* K2 Inc.	115,524	1,588
* Group 1 Automotive, Inc.	60,371	1,588
* Charles River Associates Inc.	32,053	1,582
Triarc Cos., Inc. Class B	113,379	1,568
Viad Corp.	58,233	1,566
* Stewart Enterprises, Inc. Class A	254,668	1,566
* Heidrick & Struggles International, Inc.	42,338	1,557
Central Parking Corp.	89,902	1,545
* Playtex Products, Inc.	171,092	1,540
Brown Shoe Co., Inc.	44,858	1,537
Lone Star Steakhouse & Saloon, Inc.	52,770	1,525
* MarineMax, Inc.	48,900	1,525
* ShopKo Stores, Inc.	68,489	1,522
* The Dress Barn, Inc.	83,161	1,515
* Ryan's Restaurant Group, Inc.	103,142	1,499
The Buckle, Inc.	42,808	1,494
Oxford Industries, Inc.	40,722	1,490
* Guess ?, Inc.	107,919	1,478
* Build-A-Bear-Workshop, Inc.	48,200	1,477
* Jo-Ann Stores, Inc.	51,477	1,446
* Cost Plus, Inc.	53,632	1,442
Kenneth Cole Productions, Inc.	49,469	1,442
* Educate, Inc.	103,806	1,440
* O'Charley's Inc.	66,220	1,440
Bowne & Co., Inc.	94,987	1,429
Carmike Cinemas, Inc.	38,274	1,427
* California Pizza Kitchen, Inc.	60,720	1,423
Russell Corp.	78,560	1,420
* Lifeline Systems, Inc.	46,749	1,417
Lawson Products, Inc.	30,238	1,415
* A.C. Moore Arts & Crafts, Inc.	53,009	1,413
* Insight Communications Co., Inc.	118,623	1,406
* JAKKS Pacific, Inc.	65,210	1,400
* NetFlix.com, Inc.	127,164	1,380
Handleman Co.	72,663	1,378
Churchill Downs, Inc.	34,429	1,363
Sinclair Broadcast Group, Inc.	169,607	1,362
* Deckers Outdoor Corp.	37,988	1,358
* AMN Healthcare Services, Inc.	84,299	1,341
Renaissance Learning, Inc.	76,959	1,318
Pre-Paid Legal Services, Inc.	38,763	1,312
* Spanish Broadcasting System, Inc.	127,674	1,310
Gevity HR, Inc.	66,517	1,272
* Vertrue Inc.	35,599	1,262
* Monarch Casino & Resort, Inc.	63,388	1,261
* Midas Inc.	55,252	1,261
* DiamondCluster International, Inc.	77,941	1,255
* Sirva Inc.	173,142	1,231
* Insurance Auto Auctions, Inc.	44,166	1,230
The Marcus Corp.	59,357	1,217
* Alliance Gaming Corp.	126,776	1,216
infoUSA Inc.	115,428	1,213
* Charter Communications, Inc.	753,699	1,206
* Marchex, Inc.	64,601	1,204
* Coinstar, Inc.	56,718	1,202
* Cross Country Healthcare, Inc.	70,998	1,190
* ValueVision Media, Inc.	95,757	1,185
* Lakes Entertainment, Inc.	65,792	1,184
American Woodmark Corp.	32,471	1,178
* The Gymboree Corp.	93,684	1,175
* Blue Nile Inc.	42,472	1,174
Ambassadors Group, Inc.	35,083	1,172
* Hudson Highland Group, Inc.	68,188	1,165
* Skechers U.S.A., Inc.	74,621	1,155
* Krispy Kreme Doughnuts, Inc.	150,666	1,150
* Mikohn Gaming Corp.	91,249	1,146
* GSI Commerce, Inc.	84,186	1,139
* Asbury Automotive Group, Inc.	73,832	1,137
Oshkosh B' Gosh, Inc. Class A	37,236	1,136
Deb Shops, Inc.	39,950	1,127
* SOURCECORP, Inc.	54,690	1,101
* Buffalo Wild Wings Inc.	29,033	1,098
* Retail Ventures, Inc.	120,312	1,096
The Topps Co., Inc.	118,134	1,088
Cherokee Inc.	32,471	1,087
* Casella Waste Systems, Inc.	81,931	1,084
* Fisher Communications, Inc.	20,950	1,083
* J. Jill Group, Inc.	78,169	1,076
CDI Corp.	48,226	1,067
* Digital Theater Systems Inc.	58,831	1,065
Clark, Inc.	68,798	1,065
* 1-800 CONTACTS, Inc.	50,856	1,061
* Century Business Services, Inc.	258,798	1,061
* Clean Harbors Inc.	57,277	1,050
* Salem Communications Corp.	50,876	1,048
* West Marine, Inc.	49,025	1,042
* Brightpoint, Inc.	55,249	1,035
* NetRatings, Inc.	67,547	1,030
* Saga Communications, Inc.	63,671	1,025
* 4Kids Entertainment Inc.	46,314	1,024
* MTR Gaming Group Inc.	82,011	1,017
* America's Car-Mart, Inc.	28,791	1,009
* Volt Information Sciences Inc.	41,639	1,006
* Wireless Facilities, Inc.	160,373	1,002
Mannatech, Inc.	50,548	988
* BJ's Restaurants Inc.	50,949	988
* TiVo Inc.	190,606	985
Blair Corp.	29,793	982
Russ Berrie and Co., Inc.	51,261	982
* 1-800-FLOWERS.COM, Inc.	129,552	981
* Water Pik Technologies, Inc.	49,483	975
* Alderwoods Group, Inc.	77,366	962
* Dave & Busters, Inc.	50,880	951
National Presto Industries, Inc.	23,590	951
* Six Flags, Inc.	230,570	950
Administaff, Inc.	64,861	947
* PDI, Inc.	46,010	943
* Conn's, Inc.	49,800	936
* Forrester Research, Inc.	66,076	930
* Geo Group Inc.	32,188	920
* Charles & Colvard Ltd.	71,536	912
* LoJack Corp.	65,669	904
* Spherion Corp.	119,980	899
* Meta Group, Inc.	89,176	890
* Monro Muffler Brake, Inc.	34,416	888
Angelica Corp.	31,719	888
* Pegasus Solutions Inc.	75,113	888
* Steven Madden, Ltd.	53,184	888
* Steinway Musical Instruments Inc.	29,572	886
* Greenfield Online, Inc.	44,697	878
* Charlotte Russe Holding Inc.	67,646	874
* Famous Dave's of America, Inc.	62,033	873
* Trm Corporation	42,864	866
* Source Interlink Cos., Inc.	76,855	865
Lithia Motors, Inc.	33,418	856
Goody's Family Clothing	94,483	853
* Perry Ellis International Corp.	37,952	852
* Cache, Inc.	62,112	842
* CKX, Inc.	34,383	839
Waste Industries USA, Inc.	60,106	835
Dover Motorsports, Inc.	164,883	833
* JAMDAT Mobile Inc.	48,200	831
Bassett Furniture Industries, Inc.	42,169	831
* Jos. A. Bank Clothiers, Inc.	28,290	829
* Rent-Way, Inc.	100,571	825
* PriceSmart, Inc.	111,495	818
* Worldwide Restaurant Concepts Inc.	160,245	817
* Rush Enterprises, Inc. Class A	52,100	817
* Hampshire Group, Ltd.	20,246	809
* E. Gottschalk & Co., Inc.	77,500	802
* Barrett Business Services, Inc.	36,243	795
* Young Broadcasting Inc.	91,614	792
* Department 56 Inc.	45,323	791
* Competitive Technologies, Inc.	56,364	788
* Luby's, Inc.	101,565	787
Movado Group, Inc.	42,478	786
* EZCORP, Inc.	57,403	762
* Sharper Image Corp.	45,662	758
* Navigant International, Inc.	55,321	756
* LECG Corp.	38,116	747
* Kirkland's, Inc.	67,358	745
* iVillage Inc.	121,934	743
* Learning Tree International, Inc.	51,277	739
* Atari, Inc.	231,190	731
* Kforce Inc.	65,942	725
* Brookstone, Inc.	44,664	724
Courier Corp.	13,797	724
* Hollywood Media Corp.	143,757	719
* Digital Impact, Inc.	206,979	714
* Checkers Drive-In Restaurants, Inc.	53,974	713
Books-a-Million Inc.	78,273	712
Stanley Furniture Co., Inc.	15,033	711
* Universal Electronics, Inc.	41,947	708
* Benihana Inc. Class A	46,591	706
* Beasley Broadcast Group, Inc.	39,390	700
Delta Apparel, Inc.	23,509	696
Frisch's Restaurants, Inc.	26,650	693
Startek, Inc.	41,015	689
Ambassadors International, Inc.	48,312	678
* The Sportsman's Guide Inc.	25,915	677
* Perficient, Inc.	87,726	675
* LKQ Corp.	33,410	671
Saucony Inc.	28,939	663
* Party City Corp.	45,235	662
* Oneida Ltd.	264,590	661
* Navarre Corp.	82,370	655
* Design Within Reach Inc.	41,213	648
* Stamps.com Inc.	39,035	648
Triarc Cos., Inc. Class A	45,566	647
Dover Downs Gaming & Entertainment, Inc.	51,944	647
* iPass Inc.	105,306	644
Escalade, Inc.	47,082	642
* Evci Career Colleges Holding Corp.	84,250	640
Schawk, Inc.	34,870	636
* SM&A Corp.	76,909	635
Libbey, Inc.	30,120	633
Haverty Furniture Cos., Inc.	40,825	623
* Rentrak Corp.	56,027	621
* Regent Communications, Inc.	115,896	620
* FindWhat.com	58,895	611
CPI Corp.	40,335	609
* Rocky Shoes & Boots, Inc.	22,817	606
CSS Industries, Inc.	16,548	605
* Scope Industries	8,400	592
* Pegasus Communications Corp.	44,404	590
Thomas Nelson, Inc.	24,342	576
* Glacier Water Services, Inc.	22,400	567
* Buca, Inc.	89,034	559
* WPT Enterprises Inc.	29,660	555
* Image Entertainment, Inc.	101,324	554
* Gaming Partners International	38,791	553
UniFirst Corp.	13,664	545
* A.T. Cross Co. Class A	91,296	539
L.S. Starrett Co. Class A	27,700	537
* Nexstar Broadcasting Group, Inc.	75,651	533
* FTD Group, Inc.	44,000	533
* Playboy Enterprises, Inc. Class B	41,262	532
* Celebrate Express, Inc.	27,148	532
* Nobel Learning Communities, Inc.	62,787	524
* Multimedia Games Inc.	67,423	523
Inter Parfums, Inc.	36,104	520
* NIC Inc.	108,808	519
* PC Mall, Inc.	41,520	516
* Harris Interactive Inc.	111,100	512
* Wilsons The Leather Experts Inc.	106,507	508
* Rubio's Restaurants, Inc.	50,680	507
* Shoe Carnival, Inc.	28,881	505
* Casual Male Retail Group, Inc.	77,349	502
* LodgeNet Entertainment Corp.	26,604	501
* Friendly Ice Cream Corp.	60,915	496
* Alloy, Inc.	84,291	496
Flexsteel Industry	29,796	492
Action Performance Cos., Inc.	36,014	476
* Hartmarx Corp.	49,761	475
* Greg Manning Auctions, Inc.	47,020	473
Boston Acoustics, Inc.	32,069	461
* First Consulting Group, Inc.	88,012	458
* E Com Ventures, Inc.	35,442	453
* ICT Group, Inc.	40,061	451
* Mothers Work, Inc.	32,625	451
* The Smith & Wollensky Restaurant Group, Inc.	84,370	451
Knape & Vogt Manufacturing Co.	35,957	449
* ParkerVision, Inc.	57,158	448
* PeopleSupport Inc.	50,725	446
* PC Connection, Inc.	75,308	442
Traffix, Inc.	87,191	440
Craftmade International, Inc.	19,943	440
* Applica Inc.	86,736	439
* SITEL Corp.	223,874	439
* Drugstore.com, Inc.	169,874	438
* Cenveo Inc.	77,297	436
* Medical Staffing Network Holdings, Inc.	65,769	435
* Autobytel Inc.	84,553	426
* Syms Corp.	31,870	422
* Bombay Co.	79,093	419
Hancock Fabrics, Inc.	55,834	415
* Foodarama Supermarkets, Inc.	11,841	413
* Nashua Corp.	47,021	409
* Enesco Group, Inc.	60,183	400
* Redenvelope Inc	49,729	396
* Interstate Hotels & Resorts, Inc.	80,139	386
* Advanced Marketing Services	64,058	384
* Strategic Distribution, Inc.	28,930	376
* EasyLink Services Corp.	366,348	366
* Tweeter Home Entertainment Group, Inc.	65,561	365
* Zones, Inc.	112,885	359
* Medialink Worldwide, Inc.	92,436	359
* Restoration Hardware, Inc.	62,762	358
* Franklin Electronic Publishers, Inc.	91,361	354
* Total Entertainment Restaurant Corp.	30,715	350
* Neoforma, Inc.	43,857	349
* Empire Resorts Inc.	47,430	343
ARK Restaurants Corp.	10,403	342
* Register.com, Inc.	58,051	341
* Lightbridge, Inc.	55,762	337
* Exponent, Inc.	14,063	336
Rock of Ages Corp.	50,300	332
* Providence Service Corp.	14,209	330
Haggar Corp.	16,339	330
* Management Network Group Inc.	134,233	318
* Systemax Inc.	57,847	315
* eMerge Interactive, Inc.	365,969	311
Bon-Ton Stores, Inc.	17,075	309
* The Boyds Collection, Ltd.	132,708	308
* Majesco Holdings, Inc.	26,532	307
* U.S. Home Systems, Inc.	58,619	305
Sturm, Ruger & Co., Inc.	43,899	304
* The Leather Factory, Inc.	87,300	304
* Internap Network Services Corp.	514,536	304
Outlook Group Corp.	41,274	303
* NTN Communications, Inc.	94,622	297
* Parlux Fragrances, Inc.	13,600	294
* Digital Generation Systems	227,207	293
* Raindance Communications, Inc.	114,419	287
Bowl America, Inc. Class A	19,976	283
* SPEEDUS Corp.	134,800	280
* Playboy Enterprises Inc. Class A	22,850	274
* Gander Mountain Co.	20,893	274
* LookSmart, Ltd.	301,129	268
CNS, Inc.	14,863	265
* Metro One Telecommunications, Inc.	194,739	261
* On Assignment, Inc.	50,591	258
* CoActive Marketing Group, Inc.	68,900	256
* APAC Teleservices, Inc.	204,761	256
* Spherix Inc.	84,472	253
* Correctional Services Corp.	99,919	250
* PLATO Learning, Inc.	31,752	248
* MPW Industrial Services Group, Inc.	100,320	238
* Wyndham International, Inc. Class A	292,312	234
* Gaiam, Inc.	42,027	233
* Cosi, Inc.	34,091	232
* Bally Total Fitness Holding Corp.	64,396	224
* McCormick & Schmick's Seafood Restaurants, Inc.	13,334	223
* Verticalnet, Inc.	254,922	222
* Concord Camera Corp.	118,889	215
* American Technology	25,694	209
* The Wet Seal, Inc. Class A	58,084	202
* The Princeton Review, Inc.	35,970	198
* Emerson Radio Corp.	55,137	194
Lifetime Hoan Corp.	12,231	189
* Franklin Covey Co.	77,106	177
* Standard Parking Corp	10,902	171
Weyco Group, Inc.	3,877	170
* Nitches Inc.	33,141	169
* Cornell Companies, Inc.	13,206	166
* Onvia.com, Inc.	31,666	162
* Bluefly, Inc.	111,793	161
* Integrated Alarm Services Group, Inc.	31,999	160
* Innodata Isogen, Inc	43,700	160
Fedders Corp.	57,100	159
* eCOST.com Inc.	23,285	159
* Youbet.com, Inc.	26,200	154
* Cellstar Corp.	64,156	149
* Max & Erma's Restaurant, Inc.	11,205	148
* Rainmaker Systems, Inc.	234,860	141
* Shoe Pavilion, Inc.	23,520	137
* Johnson Outdoors Inc.	7,174	136
* WebSideStory, Inc.	11,000	135
* 24/7 Real Media, Inc.	38,393	125
* Gartner, Inc. Class B	13,252	124
* Acme Communications, Inc.	23,502	124
* REX Stores Corp.	8,591	121
* Salton, Inc.	53,411	116
* J. Alexander's Corp.	15,000	109
* AMS Health Sciences, Inc.	41,000	109
* Brillian Corp.	59,409	105
* Finlay Enterprises, Inc.	7,446	98
* Ashworth, Inc.	8,351	95
* VCampus Corp.	62,830	94
* Protection One, Inc.	3,280	92
* Mayor's Jeweler's, Inc.	138,600	90
* Whitehall Jewellers, Inc.	12,286	87
* Innotrac Corp.	9,807	86
* Paxson Communications Corp.	124,602	86
* Gallery of History, Inc.	26,300	81
* PlanetOut, Inc.	8,441	71
* Knology, Inc.	25,900	61
* Rush Enterprises, Inc. Class B	3,523	59
* Catalina Lighting, Inc.	9,760	54
* Collectors Universe, Inc.	2,484	48
* MediaBay, Inc.	83,112	47
ILX Resorts Inc.	3,800	39
Cutter & Buck Inc.	2,632	37
Aaron Rents, Inc.	2,025	36
* Interchange Corp.	3,500	35
* America Online Latin America, Inc.	243,927	34
* Riviera Holdings Corp.	2,500	30
* HyperFeed Technologies, Inc.	13,778	28
* Candie's, Inc.	5,522	25
Cadmus Communications	1,600	23
* Winmark Corp.	1,099	22
Superior Uniform Group, Inc.	1,599	22
* Delta Woodside Industries, Inc	27,175	20
* LQ Corp. Inc.	8,638	14
* Calton, Inc.	15,400	9
* The Knot, Inc.	700	5
* Gadzooks, Inc.	92,160	4
Bush Industries, Inc. Escrow	55,432	3
* GameStop Corp. Class B	99	2
* iVow, Inc.	1,300	1
* Panavision, Inc.	174	1

		2,006,691

Consumer Staples (3.8%)
Kraft Foods Inc.	4,258,800	140,753
Whole Foods Market, Inc.	154,317	15,760
Tyson Foods, Inc.	880,938	14,694
* Constellation Brands, Inc. Class A	267,591	14,148
* Dean Foods Co.	371,812	12,753
Hormel Foods Corp.	345,977	10,763
* Smithfield Foods, Inc.	276,157	8,713
PepsiAmericas, Inc.	341,823	7,746
J.M. Smucker Co.	145,253	7,306
* 7-Eleven, Inc.	280,034	6,726
Pilgrim's Pride Corp.	166,096	5,933
* Del Monte Foods Co.	523,475	5,680
Church & Dwight, Inc.	154,192	5,469
* Rite Aid Corp.	1,290,983	5,112
Fresh Del Monte Produce Inc.	143,150	4,369
* NBTY, Inc.	166,671	4,182
Tootsie Roll Industries, Inc.	134,472	4,034
Ralcorp Holdings, Inc.	73,081	3,460
Seaboard Corp.	3,135	3,364
Longs Drug Stores, Inc.	94,102	3,220
* Performance Food Group Co.	115,826	3,206
Flowers Foods, Inc.	109,380	3,086
Universal Corp. (VA)	63,692	2,915
Chiquita Brands International, Inc.	101,981	2,731
Ruddick Corp.	116,760	2,703
Sensient Technologies Corp.	117,122	2,525
Weis Markets, Inc.	67,737	2,497
Casey's General Stores, Inc.	125,175	2,249
Sanderson Farms, Inc.	49,534	2,140
* Hain Celestial Group, Inc.	106,781	1,990
Vector Group Ltd.	102,569	1,578
* The Great Atlantic & Pacific Tea Co., Inc.	103,818	1,547
Lance, Inc.	90,227	1,450
* Hansen Natural Corp.	23,362	1,403
Schweitzer-Mauduit International, Inc.	41,497	1,392
J & J Snack Foods Corp.	28,896	1,353
American Italian Pasta Co.	44,809	1,228
Coca-Cola Bottling Co.	22,155	1,159
Farmer Brothers, Inc.	47,810	1,145
* Peet's Coffee & Tea Inc.	46,071	1,136
* Smart & Final Inc.	93,380	1,136
* Boston Beer Co., Inc. Class A	44,732	980
* John B. Sanfilippo & Son, Inc.	39,127	962
Nature's Sunshine Inc.	54,554	937
* M&F Worldwide Corp.	69,001	920
Dimon Inc.	132,172	826
Nash-Finch Co.	21,590	820
* Provide Commerce Inc.	27,000	780
* Star Scientific, Inc.	144,692	765
* Wild Oats Markets Inc.	65,062	692
* National Beverage Corp.	80,368	655
Ingles Markets, Inc.	48,015	640
* Green Mountain Coffee Roasters, Inc.	22,953	551
* Lifeway Foods, Inc.	61,639	524
Standard Commercial Tobacco Co.	27,790	517
* Pathmark Stores, Inc.	71,108	449
Golden Enterprises Inc.	116,093	435
* Maui Land & Pineapple Co., Inc.	9,977	428
* Monterey Pasta Co.	131,976	422
Arden Group Inc. Class A	5,180	368
* Omega Protein Corp.	49,253	336
* Nutraceutical International Corp.	15,857	251
Reliv' International, Inc.	24,785	223
* Food Technology Service, Inc.	181,836	209
* Seneca Foods Corp.	12,157	206
* Spartan Stores, Inc.	16,911	180
* Weider Nutritional International, Inc.	19,307	118
* Medifast, Inc.	32,309	93
* Diedrich Coffee, Inc.	13,550	67

		339,108

Financial Services (22.4%)
Genworth Financial Inc.	1,218,769	33,541
UnionBanCal Corp.	373,022	22,848
Vornado Realty Trust REIT	313,637	21,726
Legg Mason Inc.	262,670	20,525
General Growth Properties Inc. REIT	545,622	18,606
Public Storage, Inc. REIT	321,016	18,279
* CNA Financial Corp.	638,505	17,916
Hudson City Bancorp, Inc.	466,262	17,042
White Mountains Insurance Group Inc.	26,829	16,325
Boston Properties, Inc. REIT	270,050	16,265
Popular, Inc.	664,657	16,164
The Chicago Mercantile Exchange	82,471	16,002
Kimco Realty Corp. REIT	277,510	14,958
Host Marriott Corp. REIT	865,402	14,331
* TD Banknorth, Inc.	453,415	14,165
Fidelity National Financial, Inc.	414,074	13,640
Commerce Bancorp, Inc.	395,876	12,854
Hibernia Corp. Class A	387,616	12,408
Total System Services, Inc.	491,083	12,272
Avalonbay Communities, Inc. REIT	179,566	12,011
New York Community Bancorp, Inc.	660,475	11,994
Assurant, Inc.	347,976	11,727
iStar Financial Inc. REIT	277,354	11,421
* WellChoice Inc.	208,921	11,138
Radian Group, Inc.	231,475	11,051
Transatlantic Holdings, Inc.	164,070	10,865
* The Dun & Bradstreet Corp.	175,514	10,785
* Ameritrade Holding Corp.	1,050,883	10,730
Duke Realty Corp. REIT	354,789	10,590
Old Republic International Corp.	454,414	10,583
Student Loan Corp.	49,896	10,429
W.R. Berkley Corp.	209,761	10,404
Developers Diversified Realty Corp. REIT	255,211	10,145
Associated Banc-Corp	322,542	10,073
Mercantile Bankshares Corp.	197,318	10,036
* DST Systems, Inc.	209,613	9,680
People's Bank	233,653	9,568
TCF Financial Corp.	347,158	9,425
* The First Marblehead Corp.	163,304	9,395
SEI Corp.	257,218	9,301
Leucadia National Corp.	267,536	9,190
* AmeriCredit Corp.	391,963	9,188
* CheckFree Corp.	223,650	9,116
The PMI Group Inc.	239,650	9,109
A.G. Edwards & Sons, Inc.	197,656	8,855
City National Corp.	122,476	8,551
* Markel Corp.	24,516	8,463
Commerce Bancshares, Inc.	172,491	8,314
Liberty Property Trust REIT	211,255	8,250
Erie Indemnity Co. Class A	158,154	8,243
Independence Community Bank Corp.	209,513	8,171
* Alliance Data Systems Corp.	201,754	8,151
Investors Financial Services Corp.	165,392	8,089
Brown & Brown, Inc.	171,972	7,926
Nuveen Investments, Inc. Class A	230,386	7,907
Eaton Vance Corp.	336,138	7,879
The Macerich Co. REIT	147,536	7,861
AMB Property Corp. REIT	206,299	7,798
Health Care Properties Investors REIT	331,072	7,770
Unitrin, Inc.	170,753	7,752
* Conseco, Inc.	376,063	7,679
Mercury General Corp.	135,941	7,512
Weingarten Realty Investors REIT	213,631	7,372
First American Corp.	221,000	7,280
Astoria Financial Corp.	286,331	7,244
Regency Centers Corp. REIT	151,874	7,234
Trizec Properties, Inc. REIT	379,004	7,201
Sky Financial Group, Inc.	265,259	7,114
Mills Corp. REIT	133,878	7,082
American National Insurance Co.	66,145	7,005
United Dominion Realty Trust REIT	330,711	6,902
Fulton Financial Corp.	316,129	6,888
Colonial BancGroup, Inc.	333,255	6,838
Catellus Development Corp. REIT	255,807	6,817
Protective Life Corp.	173,201	6,807
Hospitality Properties Trust REIT	167,676	6,771
* CapitalSource Inc.	293,367	6,747
Reinsurance Group of America, Inc.	155,510	6,622
Arthur J. Gallagher & Co.	229,214	6,601
Thornburg Mortgage, Inc. REIT	232,902	6,531
New Plan Excel Realty Trust REIT	255,125	6,406
Mack-Cali Realty Corp. REIT	151,052	6,397
Valley National Bancorp	246,205	6,347
Capitol Federal Financial	183,151	6,344
Federal Realty Investment Trust REIT	129,225	6,248
Camden Property Trust REIT	131,328	6,176
* CB Richard Ellis Group, Inc.	176,356	6,171
Reckson Associates Realty Corp. REIT	200,948	6,169
Rayonier Inc. REIT	123,953	6,139
HCC Insurance Holdings, Inc.	169,614	6,133
Global Payments Inc.	94,467	6,092
Webster Financial Corp.	133,671	6,070
StanCorp Financial Group, Inc.	70,901	6,011
* BOK Financial Corp.	147,710	6,009
Bank of Hawaii Corp.	131,227	5,939
Doral Financial Corp.	269,237	5,894
HRPT Properties Trust REIT	492,238	5,863
Wilmington Trust Corp.	165,691	5,816
Cullen/Frost Bankers, Inc.	128,649	5,809
Fair, Isaac, Inc.	167,702	5,776
Pan Pacific Retail Properties, Inc. REIT	101,079	5,736
SL Green Realty Corp. REIT	101,389	5,700
American Financial Group, Inc.	183,886	5,664
FirstMerit Corp.	211,615	5,663
Friedman, Billings, Ramsey Group, Inc. REIT	356,077	5,651
Annaly Mortgage Management Inc. REIT	300,351	5,635
Raymond James Financial, Inc.	184,094	5,578
New Century REIT, Inc.	118,766	5,561
Arden Realty Group, Inc. REIT	163,619	5,539
CBL & Associates Properties, Inc. REIT	77,019	5,508
Certegy, Inc.	158,172	5,476
Westcorp, Inc.	129,426	5,468
The South Financial Group, Inc.	176,359	5,386
* Alleghany Corp.	19,367	5,365
Jefferies Group, Inc.	141,329	5,325
Ventas, Inc. REIT	209,963	5,241
IndyMac Bancorp, Inc.	152,667	5,191
Commerce Group, Inc.	82,178	5,093
Nationwide Financial Services, Inc.	140,929	5,059
Washington Federal Inc.	216,182	5,039
Deluxe Corp.	125,300	4,994
CenterPoint Properties Corp. REIT	120,506	4,941
* Instinet Group Inc.	833,894	4,903
* Interactive Data Corp.	232,697	4,828
* Allmerica Financial Corp.	132,852	4,776
Shurgard Storage Centers, Inc. Class A REIT	114,734	4,702
* BISYS Group, Inc.	299,769	4,700
East West Bancorp, Inc.	125,558	4,636
AmerUs Group Co.	97,654	4,614
* Affiliated Managers Group, Inc.	73,913	4,585
Whitney Holdings Corp.	102,040	4,542
Realty Income Corp. REIT	197,932	4,529
UCBH Holdings, Inc.	113,062	4,511
Westamerica Bancorporation	86,219	4,464
WFS Financial, Inc.	102,448	4,421
BRE Properties Inc. Class A REIT	125,021	4,413
International Bancshares Corp.	126,608	4,389
* Philadelphia Consolidated Holding Corp.	55,526	4,305
Downey Financial Corp.	69,774	4,293
Healthcare Realty Trust Inc. REIT	117,560	4,284
CarrAmerica Realty Corp. REIT	135,771	4,284
* Nelnet, Inc.	133,900	4,262
First BanCorp Puerto Rico	100,433	4,243
Fremont General Corp.	192,564	4,234
Trustmark Corp.	144,266	4,184
MoneyGram International, Inc.	220,634	4,168
Health Care Inc. REIT	128,996	4,128
W Holding Co., Inc.	408,837	4,117
GATX Corp.	123,433	4,097
Waddell & Reed Financial, Inc.	206,042	4,067
Crescent Real Estate, Inc. REIT	248,416	4,059
Odyssey Re Holdings Corp.	161,628	4,047
Jack Henry & Associates Inc.	224,156	4,033
American Financial Realty Trust REIT	275,495	4,030
Park National Corp.	35,709	4,017
NewAlliance Bancshares, Inc.	284,935	3,989
Cathay General Bancorp	126,424	3,982
Hudson United Bancorp	112,315	3,959
BancorpSouth, Inc.	191,707	3,957
Essex Property Trust, Inc. REIT	57,383	3,956
FactSet Research Systems Inc.	119,621	3,949
* Kronos, Inc.	77,147	3,943
* United Rentals, Inc.	194,314	3,927
* Silicon Valley Bancshares	88,959	3,920
First Niagara Financial Group, Inc.	294,958	3,896
First Industrial Realty Trust REIT	102,871	3,892
* Jones Lang Lasalle Inc.	83,070	3,875
Prentiss Properties Trust REIT	112,026	3,827
First Citizens BancShares Class A	26,058	3,814
Brandywine Realty Trust REIT	133,626	3,795
* La Quinta Corp. REIT	446,205	3,793
Global Signal, Inc. REIT	126,400	3,787
First Midwest Bancorp, Inc.	116,150	3,773
Texas Regional Bancshares, Inc.	122,655	3,693
Equity One, Inc. REIT	177,416	3,653
Pennsylvania REIT	90,063	3,631
Capital Automotive REIT	108,352	3,589
Highwood Properties, Inc. REIT	133,796	3,588
United Bankshares, Inc.	108,267	3,588
Impac Mortgage Holdings, Inc. REIT	186,008	3,568
* Ohio Casualty Corp.	153,346	3,524
Old National Bancorp	172,813	3,508
BlackRock, Inc.	46,493	3,484
Heritage Property Investment Trust REIT	116,667	3,463
Taubman Co. REIT	124,572	3,456
Pacific Capital Bancorp	113,819	3,390
MAF Bancorp, Inc.	81,519	3,386
Delphi Financial Group, Inc.	77,990	3,354
Nationwide Health Properties, Inc. REIT	165,903	3,353
* Arch Capital Group Ltd.	83,657	3,350
Gabelli Asset Management Inc.	74,597	3,331
Corus Bankshares Inc.	69,688	3,323
National Financial Partners Corp.	83,307	3,316
Provident Financial Services Inc.	190,899	3,264
Advance America Cash Advance Centers Inc.	209,900	3,249
Home Properties, Inc. REIT	83,020	3,221
Selective Insurance Group	69,501	3,213
Hilb, Rogal and Hamilton Co.	89,408	3,201
Newcastle Investment Corp. REIT	107,919	3,194
Citizens Banking Corp.	108,170	3,176
Southwest Bancorporation of Texas, Inc.	172,804	3,171
Cousins Properties, Inc. REIT	122,246	3,163
* Danielson Holdings Corp.	181,750	3,135
Alexandria Real Estate Equities, Inc. REIT	48,502	3,123
Greater Bay Bancorp	127,829	3,120
Post Properties, Inc. REIT	99,347	3,084
UMB Financial Corp.	54,166	3,083
Santander BanCorp	116,419	3,065
* CompuCredit Corp.	114,657	3,052
The Phoenix Cos., Inc.	236,633	3,024
* Alexander's, Inc. REIT	12,495	3,018
Chittenden Corp.	115,166	3,002
Washington REIT	104,353	3,000
Flagstar Bancorp, Inc.	152,786	2,987
21st Century Insurance Group	213,697	2,981
Redwood Trust, Inc. REIT	57,376	2,937
Kilroy Realty Corp. REIT	70,984	2,904
Alfa Corp.	199,635	2,885
* ProAssurance Corp.	72,828	2,877
American Home Mortgage Investment Corp. REIT	100,162	2,869
Senior Housing Properties Trust REIT	171,039	2,853
Susquehanna Bancshares, Inc.	116,053	2,829
UICI	115,634	2,804
* Knight Trading Group, Inc.	290,148	2,797
Greenhill & Co., Inc.	76,800	2,749
Commercial Federal Corp.	99,295	2,746
CVB Financial Corp.	151,291	2,744
MB Financial, Inc.	71,632	2,744
Provident Bankshares Corp.	82,469	2,718
Commercial Capital Bancorp, Inc.	133,216	2,711
* eFunds Corp.	120,335	2,686
F.N.B. Corp.	140,106	2,683
* Sotheby's Holdings Class A	157,762	2,676
State Auto Financial Corp.	99,794	2,657
Lexington Corporate Properties Trust REIT	120,618	2,646
Hancock Holding Co.	81,377	2,645
Colonial Properties Trust REIT	67,975	2,611
R.L.I. Corp.	62,988	2,611
Entertainment Properties Trust REIT	62,547	2,591
BankAtlantic Bancorp, Inc. Class A	148,825	2,590
Northwest Bancorp, Inc.	119,972	2,569
Umpqua Holdings Corp.	109,446	2,556
Maguire Properties, Inc. REIT	106,424	2,541
Alabama National BanCorporation	40,715	2,520
Inland Real Estate Corp. REIT	166,758	2,506
Zenith National Insurance Corp.	48,124	2,496
* optionsXpress Holdings Inc.	153,495	2,485
Gables Residential Trust REIT	73,226	2,438
Novastar Financial, Inc. REIT	67,250	2,422
Wintrust Financial Corp.	51,277	2,415
Commercial Net Lease Realty REIT	129,524	2,390
Corporate Office Properties Trust, Inc. REIT	90,225	2,389
* Universal American Financial Corp.	138,039	2,388
John H. Harland Co.	69,393	2,384
Republic Bancorp, Inc.	175,710	2,379
First Commonwealth Financial Corp.	173,304	2,374
Central Pacific Financial Co.	69,943	2,354
S & T Bancorp, Inc.	65,876	2,332
LandAmerica Financial Group, Inc.	46,560	2,329
Bank Mutual Corp.	196,263	2,320
R & G Financial Corp. Class B	73,922	2,304
Brookline Bancorp, Inc.	154,146	2,297
* Euronet Worldwide, Inc.	79,106	2,258
* Accredited Home Lenders Holding Co.	61,971	2,245
Trustreet Properties, Inc.,	143,622	2,210
PS Business Parks, Inc. REIT	54,411	2,193
* Investment Technology Group, Inc.	125,092	2,189
* Signature Bank	81,878	2,171
Saxon Inc. REIT	124,597	2,137
TrustCo Bank NY	185,889	2,136
National Penn Bancshares Inc.	86,277	2,120
United Community Banks, Inc.	88,997	2,112
* Nasdaq Stock Market Inc.	197,249	2,111
Glimcher Realty Trust REIT	88,709	2,102
* First Federal Financial Corp.	41,052	2,094
* Piper Jaffray Cos., Inc.	56,734	2,076
* Macquarie Infrastructure Company Trust	73,400	2,055
Frontier Financial Corp.	54,172	2,053
Chemical Financial Corp.	62,960	2,047
Equity Lifestyle Properties, Inc. REIT	57,863	2,040
LaSalle Hotel Properties REIT	70,034	2,034
Harbor Florida Bancshares, Inc.	59,622	2,033
Hanmi Financial Corp.	122,676	2,030
* Spirit Finance Corp.	186,200	2,022
* Triad Guaranty, Inc.	38,428	2,022
United Fire & Casualty Co.	59,722	2,020
* iPayment Holdings, Inc.	47,781	2,016
* Sterling Financial Corp.	56,379	2,013
* BankUnited Financial Corp.	74,673	2,006
FBL Financial Group, Inc. Class A	71,419	2,000
Great American Financial Resources, Inc.	117,858	1,997
* Metris Cos., Inc.	172,229	1,996
First Financial Bancorp	109,231	1,993
* FelCor Lodging Trust, Inc. REIT	159,814	1,986
PFF Bancorp, Inc.	71,974	1,986
EastGroup Properties, Inc. REIT	52,624	1,984
First Republic Bank	59,560	1,928
Mid-America Apartment Communities, Inc. REIT	52,751	1,925
Financial Federal Corp.	54,018	1,911
Horace Mann Educators Corp.	107,015	1,898
Infinity Property & Casualty Corp.	60,635	1,895
* International Securities Exchange, Inc.	72,527	1,886
Calamos Asset Management, Inc.	69,866	1,881
National Health Investors REIT	71,624	1,861
Mid-State Bancshares	69,669	1,853
Glacier Bancorp, Inc.	60,609	1,849
First Financial Bankshares, Inc.	41,122	1,835
Stewart Information Services Corp.	48,893	1,834
* Credit Acceptance Corp.	91,969	1,819
Sterling Bancshares, Inc.	127,940	1,817
NBT Bancorp, Inc.	80,620	1,807
Amcore Financial, Inc.	63,809	1,803
* Argonaut Group, Inc.	84,820	1,800
RAIT Investment Trust REIT	66,775	1,791
Glenborough Realty Trust, Inc. REIT	93,493	1,788
* Asset Acceptance Capital Corp.	93,463	1,783
* National Western Life Insurance Co. Class A	10,403	1,778
Kansas City Life Insurance Co.	36,441	1,777
Tanger Factory Outlet Centers, Inc. REIT	80,592	1,773
Sovran Self Storage, Inc. REIT	44,266	1,754
* GFI Group Inc.	65,126	1,747
Getty Realty Holding Corp. REIT	67,566	1,726
* Wright Express Corp.	100,245	1,714
Sunstone Hotel Investors, Inc.	79,869	1,713
AMLI Residential Properties Trust REIT	62,335	1,707
Anthracite Capital Inc. REIT	153,003	1,704
* USI Holdings Corp.	144,672	1,704
Advanta Corp. Class A	81,472	1,695
Boston Private Financial Holdings, Inc.	71,072	1,688
* eSPEED, Inc. Class A	183,417	1,687
Sun Communities, Inc. REIT	46,831	1,677
* HealthExtras, Inc.	100,306	1,670
First Charter Corp.	73,523	1,661
Independent Bank Corp. (MI)	57,622	1,658
Saul Centers, Inc. REIT	51,647	1,653
* CNA Surety Corp.	120,040	1,633
* Fieldstone Investment Corp. REIT	112,300	1,631
Charter Financial Corp.	48,814	1,629
Cornerstone Realty Income Trust, Inc. REIT	164,200	1,629
Community Bank System, Inc.	70,636	1,618
Bank of the Ozarks, Inc.	50,776	1,612
Irwin Financial Corp.	69,503	1,600
Parkway Properties Inc. REIT	34,250	1,599
BancFirst Corp.	22,982	1,586
* Portfolio Recovery Associates, Inc.	46,506	1,583
Anchor Bancorp Wisconsin Inc.	55,935	1,572
American Equity Investment Life Holding Co.	122,200	1,563
Cash America International Inc.	70,372	1,543
Westbanco Inc.	56,018	1,541
Prosperity Bancshares, Inc.	58,059	1,538
Main Street Banks, Inc.	57,836	1,531
* NCO Group, Inc.	78,312	1,531
Harleysville Group, Inc.	77,004	1,529
* World Acceptance Corp.	59,839	1,527
MFA Mortgage Investments, Inc. REIT	199,330	1,517
CRT Properties, Inc. REIT	69,089	1,505
Innkeepers USA Trust REIT	115,815	1,495
Safety Insurance Group, Inc.	48,189	1,492
Sterling Financial Corp. (PA)	57,226	1,489
Dime Community Bancshares	96,585	1,468
* ECC Capital Corporation	242,716	1,456
* Advent Software, Inc.	79,983	1,454
Strategic Hotel Capital, Inc. REIT	98,500	1,448
NDCHealth Corp.	89,611	1,432
U-Store-It Trust	82,018	1,427
KNBT Bancorp Inc.	93,069	1,424
* Digital Insight Corp.	86,702	1,422
First Community Bancorp	31,700	1,404
Gold Banc Corp., Inc.	99,287	1,393
Harleysville National Corp.	65,521	1,392
Great Southern Bancorp, Inc.	42,870	1,392
Riggs National Corp.	72,316	1,381
* Navigators Group, Inc.	41,637	1,380
Town & Country Trust REIT	52,053	1,377
Oriental Financial Group Inc.	58,703	1,375
First Merchants Corp.	53,052	1,374
* LaBranche & Co. Inc.	147,319	1,370
Affordable Residential Communities REIT	108,054	1,367
* Ocwen Financial Corp.	169,157	1,365
Provident Bancorp, Inc.	111,317	1,363
Sterling Bancorp	55,917	1,357
Independent Bank Corp. (MA)	46,687	1,354
PrivateBancorp, Inc.	42,466	1,334
Midland Co.	42,020	1,324
U.S.B. Holding Co., Inc.	58,274	1,293
Community Trust Bancorp Inc.	44,202	1,273
Partners Trust Financial Group, Inc.	120,122	1,273
WSFS Financial Corp.	24,180	1,271
BioMed Realty Trust, Inc. REIT	61,100	1,259
Baldwin & Lyons, Inc. Class B	47,784	1,240
City Holding Co.	41,501	1,226
* S1 Corp.	175,928	1,221
IBERIABANK Corp.	21,685	1,220
* PICO Holdings, Inc.	46,883	1,215
* MeriStar Hospitality Corp. REIT	171,136	1,198
Arbor Realty Trust, Inc. REIT	48,200	1,193
Suffolk Bancorp	35,878	1,185
Sandy Spring Bancorp, Inc.	36,508	1,180
* CCC Information Services Group	51,615	1,179
Integra Bank Corp.	53,149	1,177
McGrath RentCorp	50,192	1,173
Investors Real Estate Trust REIT	125,192	1,168
* Criimi Mae, Inc. REIT	58,067	1,167
* Kearny Financial Corporation	104,726	1,165
Capital City Bank Group, Inc.	28,669	1,161
Flushing Financial Corp.	63,261	1,151
* United PanAm Financial Corp.	56,344	1,149
United Community Financial Corp.	103,342	1,146
Omega Healthcare Investors, Inc. REIT	104,334	1,146
Columbia Banking System, Inc.	48,049	1,141
Unizan Financial Corp.	43,817	1,139
* FPIC Insurance Group, Inc.	35,391	1,138
Simmons First National Corp.	45,509	1,130
* Encore Capital Group, Inc.	77,234	1,124
* ITLA Capital Corp.	22,419	1,120
First Financial Holdings, Inc.	40,310	1,120
Yardville National Bancorp	34,280	1,118
Cascade Bancorp	57,572	1,117
Ramco-Gershenson Properties Trust REIT	41,139	1,117
Cohen & Steers, Inc.	67,500	1,114
TriCo Bancshares	53,064	1,112
Kramont Realty Trust REIT	47,365	1,108
Midwest Banc Holdings, Inc.	55,642	1,108
Universal Health Realty Income REIT	39,133	1,106
First Busey Corp.	56,791	1,099
Anworth Mortgage Asset Corp. REIT	114,111	1,090
Bedford Property Investors, Inc. REIT	49,746	1,086
Washington Trust Bancorp, Inc.	39,252	1,079
Presidential Life Corp.	66,063	1,076
Equity Inns, Inc. REIT	97,386	1,074
Bristol West Holdings, Inc.	69,000	1,070
* Franklin Bank Corp.	61,229	1,056
* American Physicians Capital, Inc.	30,815	1,056
* Sun Bancorp, Inc. (NJ)	46,080	1,055
Fidelity Bankshares, Inc.	45,776	1,052
Kite Realty Group Trust REIT	72,800	1,048
* Eurobancshares, Inc.	61,961	1,048
Placer Sierra Bancshares	45,316	1,041
OceanFirst Financial Corp.	45,089	1,036
* MarketAxess Holdings, Inc.	91,466	1,022
* First Cash Financial Services, Inc.	48,223	1,021
Acadia Realty Trust REIT	63,267	1,017
Urstadt Biddle Properties Class A REIT	66,194	1,009
Mortgageit Holdings Inc. REIT	62,929	1,004
First Financial Corp. (IN)	33,944	1,003
Banner Corp.	36,804	993
Winston Hotels, Inc. REIT	84,697	991
Peoples Holding Co.	31,834	990
Correctional Properties Trust REIT	39,184	989
* Tradestation Group Inc.	163,676	989
* Texas Capital Bancshares, Inc.	46,928	985
* Marlin Business Services Inc.	48,339	985
Seacoast Banking Corp. of Florida	49,981	984
Net.Bank, Inc.	114,911	974
S.Y. Bancorp, Inc.	43,861	965
Capital Corp. of the West	20,697	962
State Financial Services Corp. Class A	25,848	955
* TNS Inc.	53,100	953
Cross Timbers Royalty Trust	24,295	950
SWS Group, Inc.	58,978	945
* Virginia Commerce Bancorp, Inc.	34,489	933
* Central Coast Bancorp	55,284	927
First Place Financial Corp.	50,498	924
ASTA Funding, Inc.	43,625	924
* Capital Crossing Bank	28,051	923
Sanders Morris Harris Group Inc.	50,594	915
NYMAGIC, Inc.	38,569	914
* Ace Cash Express, Inc.	39,979	910
Ashford Hospitality Trust REIT	88,537	903
First Source Corp.	42,154	899
Capital Trust Class A REIT	26,897	892
Government Properties Trust, Inc. REIT	89,200	888
* Dollar Financial Corp.	74,766	888
Gramercy Capital Corp. REIT	45,500	887
Value Line, Inc.	22,674	884
Old Second Bancorp, Inc.	29,048	877
Capitol Bancorp Ltd.	28,803	871
Aames Investment Corp.	105,800	868
* Collegiate Funding Services, Inc.	54,984	857
Luminent Mortgage Capital, Inc. REIT	76,100	836
Summit Bancshares, Inc.	48,770	832
* Huron Consulting Group Inc.	39,915	827
* AmericanWest Bancorporation	42,709	823
GMH Communities Trust	70,048	820
Omega Financial Corp.	27,510	819
Columbia Bancorp	25,706	819
* Citizens, Inc.	141,783	815
Donegal Group Inc.	48,738	799
Associated Estates Realty Corp. REIT	79,572	793
American Land Lease, Inc. REIT	34,114	789
* Stifel Financial Corp.	36,048	786
Bank of Granite Corp.	42,080	778
Crawford & Co. Class B	108,293	774
Mainsource Financial Group, Inc.	34,789	765
* Ceres Group, Inc.	140,734	764
Highland Hospitality Corp. REIT	73,700	763
BWC Financial Corp.	29,669	761
* Heritage Commerce Corp.	41,197	759
Medallion Financial Corp.	82,964	758
Pennfed Financial Services, Inc.	51,060	758
Mission West Properties Inc. REIT	71,176	754
Digital Realty Trust, Inc.	52,400	753
HomeBanc Corp. REIT	84,900	751
Sizeler Property Investors, Inc. REIT	63,054	748
* Community Bancorp	29,378	740
* Boykin Lodging Co. REIT	77,589	739
HMN Financial, Inc.	23,658	733
ABC Bancorp	43,405	733
* PMA Capital Corp. Class A	91,616	733
Sound Federal Bancorp Inc.	47,267	732
Extra Space Storage Inc. REIT	53,800	726
* Banc Corp.	70,372	723
Heritage Financial Corp.	32,113	723
CoBiz Inc.	37,183	721
Interchange Financial Services Corp.	41,746	720
* Abington Community Bancorp, Inc.	55,818	719
Farmers Capital Bank Corp.	21,267	719
Horizon Financial Corp.	37,604	706
Cavalry Bancorp, Inc.	32,710	704
* E-LOAN, Inc.	262,026	694
Tompkins Trustco, Inc.	16,136	687
Century Bancorp, Inc. Class A	23,750	681
Ohio Valley Banc Corp.	20,521	680
Capital Title Group, Inc.	110,498	677
Chester Valley Bancorp	26,521	676
Cedar Shopping Centers, Inc. REIT	47,000	669
Affirmative Insurance Holdings, Inc.	45,362	669
BNP Residential Properties, Inc. REIT	41,800	669
Parkvale Financial Corp.	24,031	668
* SCPIE Holdings Inc.	60,435	667
* PRG-Schultz International, Inc.	132,655	665
Merchants Bancshares, Inc.	24,677	661
Nara Bancorp, Inc.	46,970	660
FNB Financial Services Corp.	29,326	660
North Valley Bancorp	34,075	646
Lakeland Financial Corp.	16,761	644
Clifton Savings Bancorp, Inc.	56,806	636
First Albany Companies Inc.	68,864	631
* Republic First Bancorp, Inc.	43,765	629
Republic Bancorp, Inc. Class A	28,273	628
Greater Delaware Valley Savings Bank	21,532	625
* TheStreet.com, Inc.	144,930	625
Sunset Financial Resources, Inc.	63,600	621
* Newtek Business Services, Inc.	164,040	617
First of Long Island Corp.	14,513	614
* HomeStore, Inc.	274,904	610
* Cardinal Financial Corp.	65,879	606
Urstadt Biddle Properties REIT	38,700	604
Maxcor Financial Group Inc.	51,367	603
MicroFinancial Inc.	129,655	603
Newmil Bancorp, Inc.	21,189	601
* Meadowbrook Insurance Group, Inc.	114,431	601
California National Bancorp	47,935	599
CFS Bancorp, Inc.	43,701	598
Community Banks, Inc.	23,923	598
West Coast Bancorp	25,092	597
First Indiana Corp.	24,392	590
New York Mortgage Trust, Inc. REIT	57,500	588
* Education Realty Trust, Inc.	35,300	587
CityBank Lynnwood WA	18,109	586
Vesta Insurance Group, Inc.	164,628	584
Commercial Bankshares, Inc.	14,965	584
FLAG Financial Corp.	39,179	583
MutualFirst Financial Inc.	24,877	570
LTC Properties, Inc. REIT	32,779	569
LSB Bancshares, Inc.	33,177	567
* QC Holdings Inc.	37,450	563
Bimini Mortgage Management, Inc.	40,588	562
Home Federal Bancorp	22,226	562
First Oak Brook Bancshares, Inc.	19,167	561
* Willis Lease Finance Corp.	67,845	560
Independence Holding Co.	31,029	559
Community Capital Corp.	23,810	554
Willow Grove Bancorp, Inc.	34,374	553
BRT Realty Trust REIT	26,263	553
* Matrix Bancorp, Inc.	44,211	553
* Ameriserv Financial Inc.	98,379	552
Merrill Merchants Bancshares, Inc.	23,912	552
Greater Community Bancorp	34,360	550
* American Independence Corp.	41,352	545
PVF Capital Corp.	41,400	544
FirstBank Corp.	19,346	542
NASB Financial Inc.	13,635	540
First Bancorp (NC)	23,835	540
Hanover Capital Mortgage Holdings, Inc. REIT	50,600	537
Cooperative Bankshares, Inc.	31,575	537
TF Financial Corp.	18,396	528
The Washington Savings Bank	45,200	527
Landmark Bancorp Inc.	17,579	527
* KMG America Corp.	54,000	527
Pennrock Financial Services Corp.	15,070	526
American Campus Communities, Inc. REIT	25,000	525
First Financial Service Corp.	20,145	524
Timberland Bancorp, Inc.	23,519	521
Foothill Independent Bancorp	20,663	521
FFLC Bancorp, Inc.	12,576	521
Guaranty Federal Bancshares, Inc.	22,790	514
* Home Federal Bancorp, Inc.	42,221	513
Capital Bank Corp.	30,214	502
Citizens South Banking Corp.	36,513	499
Belmont Bancorp	84,157	497
* Electro Rent Corp.	36,988	496
Financial Institutions, Inc.	25,054	496
Unity Bancorp, Inc.	41,278	495
Union Bankshares Corp.	15,424	494
* ZipRealty, Inc.	35,039	494
Capstead Mortgage Corp. REIT	57,544	492
Citizens First Financial Corp.	14,581	490
German American Bancorp	31,338	486
Wainwright Bank & Trust Co.	39,989	482
Oak Hill Financial, Inc.	14,308	482
Peoples Bancorp of North Carolina	26,956	480
Arrow Financial Corp.	17,372	473
Coastal Financial Corp.	31,322	471
Peoples Bancorp, Inc.	17,511	471
Peoples Community Bancorp	19,831	471
United Mobile Homes, Inc. REIT	29,006	465
Jefferson Bancshares, Inc.	37,500	463
PMC Commercial Trust REIT	30,704	463
First M&F Corp.	13,503	461
* National Interstate Corp.	27,330	459
One Liberty Properties, Inc. REIT	24,300	453
Royal Bancshares of Pennsylvania, Inc.	19,899	452
Camden National Corp.	12,703	449
Rainier Pacific Financial Group Inc.	28,204	448
Peoples BancTrust Co., Inc.	26,200	445
First Potomac REIT	19,389	443
American Mortgage Acceptance Co. REIT	32,028	443
* Bankrate, Inc.	33,048	443
Capital Lease Funding, Inc. REIT	39,600	438
* Intersections Inc.	29,979	436
Humphrey Hospitality Trust, Inc. REIT	113,708	432
Provident Financial Holdings, Inc.	14,500	431
* Consumer Portfolio Services, Inc.	87,278	430
Monmouth Real Estate Investment Corp. REIT	49,997	422
Merchants Group, Inc.	16,950	413
* Hypercom Corp.	87,001	412
Agree Realty Corp. REIT	15,121	408
* Rewards Network Inc.	97,018	404
First Mutual Bancshares, Inc.	15,513	401
* Standard Management Corp.	125,828	401
Exchange National Bancshares, Inc.	13,766	400
Summit Financial Corp.	18,177	395
K-Fed Bancorp	30,787	389
National Health Realty Inc. REIT	20,761	386
BancTrust Financial Group, Inc.	18,789	380
ProCentury Corp.	35,565	373
MFB Corp.	12,801	369
Bay View Capital Corp.	23,064	369
Presidential Realty Corp. REIT	40,900	368
* The Bancorp Inc.	26,274	368
Interpool, Inc.	16,443	363
Southwest Bancorp, Inc.	19,487	360
* CyberSource Corp.	69,009	355
Central Bancorp, Inc.	13,102	354
* BNCCORP, Inc.	24,905	353
* First Regional Bancorp	5,600	353
PFS Bancorp, Inc.	21,358	350
Westfield Financial, Inc.	13,922	348
Commercial National Financial Corp.	15,750	343
* Atlantic Coast Federal Corporation	27,363	341
First State Bancorporation	19,924	338
FNB Corp. (VA)	12,914	333
First United Corp.	16,274	328
Union Community Bancorp	20,298	327
Shore Bancshares, Inc.	10,271	319
EMC Insurance Group, Inc.	16,684	318
Meta Financial Group, Inc.	13,611	305
Northern States Financial Corp.	10,857	303
* Pennsylvania Commerce Bancorp, Inc.	10,082	302
1ST Independence Financial Group Inc.	15,786	300
FNB Corp. (NC)	14,430	289
Camco Financial Corp.	20,503	288
Northeast Indiana Bancorp, Inc.	13,599	284
* Financial Industries Corp.	37,626	283
Peapack Gladstone Financial Corp.	10,419	281
* Carreker Corp.	49,032	275
* Corillian Corp.	78,930	275
Community Bank of Northern Virginia	13,325	268
Tower Group, Inc.	19,954	266
ESB Financial Corp.	19,293	262
Security Bank Corp.	6,295	259
State Bancorp, Inc.	9,729	253
Massbank Corp.	6,614	250
Eastern Virginia Bankshares, Inc.	10,864	249
Center Bancorp, Inc.	19,495	243
* Transcontinental Realty Investors, Inc. REIT	12,703	243
Citizens 1st Bancorp, Inc.	10,593	237
* Prime Group Realty Trust REIT	32,984	236
* Portal Software, Inc.	93,507	226
Berkshire Hills Bancorp, Inc.	6,684	226
Westwood Holdings Group, Inc.	11,826	224
Pamrapo Bancorp, Inc.	9,780	215
First South Bancorp, Inc.	7,371	209
Berkshire Bancorp Inc.	9,930	199
Hersha Hospitality Trust REIT	19,600	195
American National Bankshares Inc.	7,819	188
Federal Agricultural Mortgage Corp. Class A	12,788	180
Bryn Mawr Bank Corp.	8,575	175
* InsWeb Corp.	55,315	158
* Pacific Mercantile Bancorp	10,907	149
Origen Financial, Inc. REIT	21,191	146
Delta Financial Corp.	14,612	128
First Defiance Financial Corp.	4,912	128
Cascade Financial Corp.	6,647	123
AmeriVest Properties, Inc. REIT	22,613	117
Eagle Hospitality Properties Trust Inc.	11,400	102
* Seabright Insurance Holdings	9,170	95
* American Pacific Bank	7,732	91
Windrose Medical Properties Trust REIT	6,300	86
Northrim Bancorp Inc.	3,442	86
* FirstCity Financial Corp.	5,000	64
Fidelity Southern Corp.	3,548	60
* Intelidata Technologies Corp.	200,477	58
* NorthStar Realty Finance Corp. REIT	6,000	58
PAB Bankshares, Inc.	3,997	56
Woronoco Bancorp Inc.	1,500	52
MetroCorp Bancshares, Inc.	2,106	47
Citizens & Northern Corp.	1,299	37
TIB Financial Corp.	1,300	36
* Ladenburg Thalmann Financial Services, Inc.	43,967	30
Wilber Corp.	2,300	28
BCSB Bankcorp, Inc.	1,800	26
* SVB Financial Services	1,200	25
Enterprise Financial Services Corp.	1,255	24
* Horizon Group Properties, Inc. REIT	3,415	18
FMS Financial Corp.	820	16
EFC Bancorp, Inc	400	10
Summit Financial Group, Inc.	352	10
* SI Financial Group, Inc.	800	9
Gladstone Commercial Corp. REIT	500	8
* Investors Capital Holdings, Ltd.	1,200	6
* Analytical Surveys, Inc.	2,531	6
* Diamond Hill Investment Group	316	6
* Olympic Cascade Financial Corp.	2,900	4

		2,001,526

Health Care (11.2%)
* Genentech, Inc.	2,611,552	147,840
* Coventry Health Care Inc.	264,384	18,015
* Patterson Cos	342,244	17,095
* Sepracor Inc.	262,217	15,054
* Celgene Corp.	409,294	13,936
* Barr Pharmaceuticals Inc.	259,775	12,685
* IVAX Corp.	624,096	12,338
* PacifiCare Health Systems, Inc.	214,594	12,215
* Varian Medical Systems, Inc.	341,220	11,697
* Lincare Holdings, Inc.	249,018	11,014
DENTSPLY International Inc.	200,916	10,932
* DaVita, Inc.	247,726	10,367
* Kinetic Concepts, Inc.	170,749	10,185
Beckman Coulter, Inc.	153,007	10,167
* Triad Hospitals, Inc.	191,663	9,602
Omnicare, Inc.	259,711	9,207
* Health Net Inc.	279,367	9,138
* Invitrogen Corp.	131,404	9,093
* American Pharmaceuticals Partners, Inc.	175,592	9,085
Cooper Cos., Inc.	109,574	7,988
* Henry Schein, Inc.	216,918	7,774
Universal Health Services Class B	145,159	7,606
* Community Health Systems, Inc.	217,537	7,594
* Charles River Laboratories, Inc.	160,987	7,573
* Covance, Inc.	156,313	7,442
* Endo Pharmaceuticals Holdings, Inc.	328,966	7,418
* ImClone Systems, Inc.	205,673	7,096
* Pharmaceutical Product Development, Inc.	141,670	6,864
* Eon Labs, Inc.	221,428	6,696
* Cephalon, Inc.	141,482	6,626
* WebMD Corp.	778,548	6,618
* Affymetrix, Inc.	150,806	6,461
* Edwards Lifesciences Corp.	148,961	6,438
* Millennium Pharmaceuticals, Inc.	761,171	6,409
* Dade Behring Holdings Inc.	108,369	6,386
* Cytyc Corp.	277,154	6,377
* Renal Care Group, Inc.	167,391	6,351
* INAMED Corp.	88,785	6,204
* Gen-Probe Inc.	123,831	5,518
* Accredo Health, Inc.	122,054	5,420
Valeant Pharmaceuticals International	228,154	5,138
* OSI Pharmaceuticals, Inc.	123,845	5,120
* Respironics, Inc.	87,752	5,113
* Stericycle, Inc.	112,843	4,988
* ResMed Inc.	84,488	4,765
* Cerner Corp.	88,552	4,650
* IDEXX Laboratories Corp.	85,351	4,623
* AMERIGROUP Corp.	124,134	4,538
* Amylin Pharmaceuticals, Inc.	258,906	4,528
* Martek Biosciences Corp.	77,424	4,505
* MGI Pharma, Inc.	176,375	4,457
* STERIS Corp.	172,410	4,353
* LifePoint Hospitals, Inc.	96,745	4,241
Perrigo Co.	220,535	4,223
* Sierra Health Services, Inc.	65,965	4,211
Medicis Pharmaceutical Corp.	139,796	4,191
* Kos Pharmaceuticals, Inc.	99,502	4,147
* VCA Antech, Inc.	204,498	4,137
* Techne Corp.	102,699	4,126
* Andrx Group	181,762	4,121
* Protein Design Labs, Inc.	255,649	4,088
* Apria Healthcare Group Inc.	124,814	4,007
* Pediatrix Medical Group, Inc.	56,277	3,860
* Intuitive Surgical, Inc.	84,024	3,821
Arrow International, Inc.	108,562	3,729
* ICOS Corp.	158,654	3,563
Diagnostic Products Corp.	72,736	3,513
* Sybron Dental Specialties, Inc.	97,238	3,491
* Neurocrine Biosciences, Inc.	90,985	3,463
Mentor Corp.	105,915	3,400
* Immucor Inc.	112,078	3,384
Invacare Corp.	75,101	3,352
* Beverly Enterprises, Inc.	270,679	3,351
* Ventana Medical Systems, Inc.	86,858	3,254
* Kindred Healthcare, Inc.	92,306	3,240
* United Surgical Partners International, Inc.	70,735	3,238
* NeighborCare Inc.	110,211	3,224
* Advanced Medical Optics, Inc.	89,003	3,223
* Molina Healthcare Inc.	68,375	3,151
* Bio-Rad Laboratories, Inc. Class A	64,161	3,125
* Centene Corp.	102,666	3,079
* Human Genome Sciences, Inc.	325,119	2,998
* Province Healthcare Co.	124,060	2,989
* Wellcare Group Inc.	96,400	2,936
* Nektar Therapeutics	208,836	2,911
* American Medical Systems Holdings, Inc.	168,602	2,897
* VISX Inc.	123,525	2,895
* K-V Pharmaceutical Co. Class A	123,240	2,859
* Genencor International Inc.	148,411	2,854
* PAR Pharmaceutical Cos. Inc.	84,978	2,842
* Eyetech Pharmaceuticals Inc.	100,702	2,769
* Onyx Pharmaceuticals, Inc.	87,130	2,732
* Cyberonics, Inc.	61,784	2,729
* The Medicines Co.	119,750	2,714
* American Healthways Inc.	81,964	2,706
Owens & Minor, Inc. Holding Co.	98,397	2,671
* Haemonetics Corp.	63,088	2,660
* Chattem, Inc.	59,319	2,638
* IDX Systems Corp.	75,862	2,635
* Sunrise Senior Living, Inc.	52,436	2,548
* Kyphon Inc.	101,208	2,547
* Integra LifeSciences Holdings	71,857	2,531
* United Therapeutics Corp.	53,698	2,454
* CTI Molecular Imaging, Inc.	118,051	2,393
* Idenix Pharmaceuticals Inc.	119,573	2,374
* Theravance, Inc.	129,650	2,366
* Vicuron Pharmaceuticals Inc.	149,692	2,359
* Psychiatric Solutions, Inc.	50,998	2,346
* Impax Laboratories, Inc.	146,009	2,336
* Alkermes, Inc.	223,791	2,323
* Magellan Health Services, Inc.	67,543	2,300
* CONMED Corp.	74,661	2,249
* Connetics Corp.	88,663	2,242
* Genesis Healthcare Corp.	52,177	2,238
* Pharmion Corp.	76,705	2,224
* Zymogenetics, Inc.	143,042	2,183
* Transkaryotic Therapies, Inc.	86,797	2,167
PolyMedica Corp.	68,123	2,164
* Biosite Inc.	39,793	2,070
* Serologicals Corp.	84,564	2,067
* Priority Healthcare Corp. Class B	92,710	2,005
* Wright Medical Group, Inc.	82,708	1,985
LCA-Vision Inc.	59,554	1,983
* Telik, Inc.	129,486	1,953
* AmSurg Corp.	75,819	1,918
* Applera Corp.-Celera Genomics Group	182,438	1,870
* Vertex Pharmaceuticals, Inc.	199,535	1,868
West Pharmaceutical Services, Inc.	77,872	1,861
* Eclipsys Corp.	120,120	1,859
* PSS World Medical, Inc.	161,695	1,838
* ArthroCare Corp.	63,443	1,808
* Nabi Biopharmaceuticals	143,431	1,790
Quality Systems, Inc.	41,300	1,749
* SurModics, Inc.	54,341	1,734
* CV Therapeutics, Inc.	84,692	1,724
* PAREXEL International Corp.	73,266	1,722
* Thoratec Corp.	139,370	1,703
* Hologic, Inc.	53,196	1,696
* LabOne, Inc.	47,839	1,649
* DJ Orthopedics Inc.	64,911	1,626
* Laserscope	51,108	1,622
* SFBC International, Inc.	45,410	1,600
Alpharma, Inc. Class A	129,599	1,597
* Matria Healthcare, Inc.	51,919	1,594
Vital Signs, Inc.	39,366	1,570
* Foxhollow Technologies Inc.	55,095	1,554
* Abgenix, Inc.	219,273	1,535
* eResearch Technology, Inc.	129,634	1,527
* PRA International	56,400	1,519
* ICU Medical, Inc.	42,733	1,517
* Symmetry Medical Inc.	79,400	1,510
* Medarex, Inc.	210,917	1,504
* Viasys Healthcare Inc.	78,211	1,492
* Allscripts Healthcare Solutions, Inc.	103,884	1,486
* First Horizon Pharmaceutical Corp.	87,709	1,481
* RehabCare Group, Inc.	51,542	1,480
Analogic Corp.	33,948	1,468
* Cantel Medical Corp.	50,674	1,468
* Salix Pharmaceuticals, Ltd.	88,857	1,465
* Encysive Pharmaceuticals, Inc.	143,306	1,465
Healthcare Services Group, Inc.	60,294	1,462
* Per-Se Technologies, Inc.	94,815	1,455
* Incyte Corp.	210,516	1,438
* Aspect Medical Systems, Inc.	64,580	1,394
* Myriad Genetics, Inc.	75,270	1,384
* Able Laboratories, Inc.	58,851	1,381
* Advanced Neuromodulation Systems, Inc.	49,350	1,323
* HealthTronics Surgical Services, Inc.	121,713	1,310
* Alexion Pharmaceuticals, Inc.	59,917	1,298
* Conor Medsystems, Inc.	77,886	1,269
Landauer, Inc.	26,141	1,243
* Noven Pharmaceuticals, Inc.	72,698	1,233
* Exelixis, Inc.	179,924	1,220
* SonoSite, Inc.	46,942	1,220
* Digene Corp.	57,965	1,203
* Symbion, Inc.	56,257	1,202
* NPS Pharmaceuticals Inc.	95,109	1,200
Datascope Corp.	38,942	1,191
* AtheroGenics, Inc.	90,691	1,187
* MannKind Corp.	82,679	1,177
* Wilson Greatbatch Technologies, Inc.	63,654	1,161
* Closure Medical Corp.	43,237	1,154
* Cepheid, Inc.	117,001	1,131
* NitroMed, Inc.	65,232	1,129
* Adolor Corp.	111,531	1,109
* Enzo Biochem, Inc.	76,632	1,105
* Enzon Pharmaceuticals, Inc.	107,294	1,093
* Kensey Nash Corp.	39,336	1,065
* Bone Care International, Inc.	41,038	1,065
* IntraLase Corp.	63,100	1,056
* OraSure Technologies, Inc.	143,307	1,055
* Odyssey Healthcare, Inc.	89,635	1,054
* Ligand Pharmaceuticals Inc. Class B	181,805	1,042
* Tanox, Inc.	107,750	1,034
* VaxGen, Inc.	81,259	1,014
* Res-Care, Inc.	80,619	1,009
* Lexicon Genetics Inc.	196,239	1,003
* Cubist Pharmaceuticals, Inc.	93,092	989
* Albany Molecular Research, Inc.	93,414	960
* MedCath Corp.	32,696	958
* America Service Group Inc.	42,743	946
* Gentiva Health Services, Inc.	57,842	936
* BioMarin Pharmaceutical Inc.	181,328	934
* VistaCare, Inc.	45,251	926
* Align Technology, Inc.	147,034	917
* Molecular Devices Corp.	47,845	909
* Alliance Imaging, Inc.	92,471	883
* TriPath Imaging, Inc.	125,291	882
* Regeneration Technologies, Inc.	83,758	864
* Luminex Corp.	114,485	862
* Medical Action Industries Inc.	44,981	850
* IMPAC Medical Systems, Inc.	35,469	843
* Inverness Medical Innovations, Inc.	35,832	842
* BioScrip, Inc.	138,887	837
* InterMune Inc.	75,833	834
Young Innovations, Inc.	22,404	821
* Amedisys Inc.	27,017	817
* Angiodynamics Inc.	44,465	814
* Kendle International Inc.	70,665	813
* Merit Medical Systems, Inc.	67,455	809
* LifeCell Corp.	90,650	807
* Dendreon Corp.	147,669	805
* American Dental Partners, Inc.	36,194	805
* Q-Med, Inc.	71,659	788
* Inspire Pharmaceuticals, Inc.	96,085	784
* Orchid Biosciences, Inc.	66,597	783
* Emeritus Corp.	58,030	761
* New River Pharmaceuticals Inc.	29,430	750
* American Retirement Corp.	51,400	747
* ImmunoGen, Inc.	142,776	747
* US Physical Therapy, Inc.	53,331	746
Option Care, Inc.	36,185	745
* Penwest Pharmaceuticals Co.	59,172	731
* CorVel Corp.	34,298	731
* Endologix, Inc.	126,784	729
* Radiation Therapy Services, Inc.	37,900	719
* Palomar Medical Technologies, Inc.	26,643	719
* Anika Resh inc	55,264	707
* Caliper Life Sciences, Inc.	108,930	703
* ThermoGenesis Corp.	140,457	702
* Candela Corp.	78,492	700
* NeoPharm, Inc.	88,996	691
* Trimeris, Inc.	61,301	690
* Natus Medical Inc.	82,443	689
* Cholestech Corp.	67,932	685
* Bioanalytical Systems, Inc.	67,881	682
* Regeneron Pharmaceuticals, Inc.	132,315	676
* ARIAD Pharmaceuticals, Inc.	119,817	671
* Illumina, Inc.	81,741	660
* Animas Corp.	32,036	647
* Geron Corp.	105,831	647
National Healthcare Corp.	18,884	646
* Cytokinetics, Inc.	97,740	641
* Momenta Pharmaceuticals, Inc.	75,186	637
* Allied Healthcare International Inc.	100,109	626
* Rigel Pharmaceuticals, Inc.	38,968	625
Computer Programs and Systems, Inc.	22,091	620
* BioCryst Pharmaceuticals, Inc.	134,051	618
* Northfield Laboratories, Inc.	54,885	617
* Seattle Genetics, Inc.	118,969	612
* Cell Genesys, Inc.	134,944	611
* National Medical Health Card Systems, Inc.	26,410	611
* Somanetics Corp.	44,585	602
* Antigenics, Inc.	88,771	595
* Bruker BioSciences Corp.	168,708	594
* Barrier Therapeutics Inc.	37,825	586
* Lipid Sciences, Inc.	141,044	572
* Orphan Medical, Inc.	62,168	566
* Hi-Tech Pharmacal Co., Inc.	25,620	563
* I-Flow Corp.	35,567	563
* Genaera Corp.	245,240	559
* Embrex, Inc.	47,665	559
* Progenics Pharmaceuticals, Inc.	33,140	557
* Zoll Medical Corp.	24,600	554
* Radiologix Inc.	129,118	554
* Biosource International Inc.	75,973	553
* Diversa Corp.	110,818	552
* Abaxis, Inc.	62,165	550
* Matrixx Initiatives, Inc.	48,323	546
* ABIOMED, Inc.	51,415	544
* Orthologic Corp.	106,245	538
* BioSphere Medical Inc.	135,840	537
* Orthovita, Inc.	157,713	536
* Emisphere Technologies, Inc.	145,806	535
* Mediware Information Systems, Inc.	49,613	532
* Maxygen Inc.	61,835	531
* Vion Pharmaceuticals, Inc.	185,714	529
* Cypress Bioscience, Inc.	57,493	525
* Nastech Pharmaceutical Co., Inc.	53,151	525
Psychemedics Corp.	39,480	524
* Collagenex Pharmaceuticals, Inc.	112,263	524
* Pharmacopeia Drug Discovery	103,868	523
Meridian Bioscience Inc.	35,058	522
* Alnylam Pharmaceuticals Inc.	70,592	517
* Oxigene, Inc.	126,245	515
* Bradley Pharmaceuticals, Inc.	53,519	512
* ViroPharma Inc.	217,787	510
BioLase Technology, Inc.	59,839	509
* Array BioPharma Inc.	72,224	506
* Nanogen, Inc.	145,273	506
* Columbia Laboratories Inc.	263,023	502
E-Z-EM, Inc.	41,829	499
* Specialty Laboratories, Inc.	51,608	493
* Solexa, Inc.	53,966	488
* Zila, Inc.	120,698	488
* Carrington Labs Inc.	93,043	480
* Discovery Laboratories, Inc.	84,750	477
Hooper Holmes, Inc.	124,443	475
* CardioDynamics International Corp.	160,587	469
* Synovis Life Technologies, Inc.	46,960	469
* SuperGen, Inc.	95,874	466
* Urologix, Inc.	101,466	466
* Sangamo BioSciences, Inc.	116,183	465
* Omnicell, Inc.	64,452	465
* Immtech International, Inc.	37,363	464
* Netsmart Technologies, Inc.	50,044	464
* Genitope Corp.	37,095	464
* Anadys Pharmaceuticals Inc.	62,861	463
* Allos Therapeutics Inc.	224,084	462
* Nuvelo, Inc.	70,844	460
* Rita Medical Systems, Inc.	153,919	460
* Neurobiological Technologies, Inc.	138,603	456
* Covalent Group, Inc.	197,991	455
* DOV Pharmaceutical, Inc.	33,168	454
* OCA Inc.	106,038	451
D&K Healthcare Resources, Inc.	53,447	447
* CYTOGEN Corp.	77,186	447
* Fonar Corp.	327,626	446
* SONUS Pharmaceuticals, Inc.	162,648	429
* Harvard Bioscience, Inc.	109,260	425
* Oscient Pharmaceuticals	181,295	424
* Exactech, Inc.	24,724	420
* Acusphere, Inc.	76,867	416
* Vivus, Inc.	138,016	413
* Enpath Medical, Inc.	50,797	412
* Isis Pharmaceuticals, Inc.	106,580	412
* STAAR Surgical Co.	105,420	412
* VNUS Medical Technologies, Inc.	35,100	406
* Pharmacyclics, Inc.	50,358	404
* Medtox Scientific, Inc.	50,318	403
* Cell Therapeutics, Inc.	111,627	401
* Nuvasive, Inc.	30,800	398
* Acadia Pharmaceuticals Inc.	57,654	398
* Third Wave Technologies	67,884	391
* Vasomedical, Inc.	410,586	386
* CuraGen Corp.	92,343	384
* Encore Medical Corp.	71,063	382
* ViaCell, Inc.	50,300	379
* Five Star Quality Care, Inc.	44,637	377
* Savient Pharmaceuticals Inc.	136,693	376
* Indevus Pharmaceuticals, Inc.	134,687	374
* Micro Therapeutics, Inc.	96,648	373
* Theragenics Corp.	107,398	369
* AVANT Immunotherapeutics, Inc.	226,339	369
* DepoMed, Inc.	93,521	368
* Iridex Corp.	73,770	366
* Repligen Corp.	214,873	365
* Compex Technologies Inc.	72,870	365
* Cortex Pharmaceuticals, Inc.	162,883	363
* Virologic, Inc.	151,465	362
* Natural Alternatives International, Inc.	53,337	360
* Ista Pharmaceuticals Inc.	36,345	359
* Accelrys Inc.	60,365	358
* Pain Therapeutics, Inc.	69,840	355
* Sonic Innovations, Inc.	63,404	354
* Peregrine Pharmaceuticals, Inc.	236,994	348
* Myogen, Inc.	43,910	346
* Neurogen Corp.	48,809	346
* Natrol, Inc.	114,200	345
* GTx, Inc.	37,762	344
* Advanced Magnetics, Inc.	39,007	342
* Zonagen, Inc.	109,200	333
* Durect Corp.	91,333	332
* Epimmune Inc.	283,403	329
* Curon Medical Inc.	337,572	327
* The Immune Response Corp.	415,685	324
* Spectranetics Corp.	61,895	322
* SIGA Technologies, Inc.	255,537	319
* Dyax Corp.	99,142	319
* Clarient, Inc.	263,759	317
* EPIX Pharmaceuticals, Inc.	44,755	313
* Conceptus, Inc.	40,157	313
* Introgen Therapeutics, Inc.	39,643	313
* Tercica, Inc.	40,892	312
* Renovis, Inc.	38,443	310
* Immunicon Corp.	52,354	308
* Osteotech, Inc.	81,028	308
* InKine Pharmaceutical Co., Inc.	98,584	306
* GTC Biotherapeutics, Inc.	290,286	305
* CryoLife Inc.	48,931	303
* Possis Medical Inc.	35,941	301
* Guilford Pharmaceuticals, Inc.	130,720	301
* Stereotaxis Inc.	38,700	300
* Immunomedics Inc.	121,879	296
* Digital Angel Corp.	64,650	296
* Corixa Corp.	95,858	294
* EntreMed, Inc.	135,973	286
* Santarus Inc.	58,682	285
* Hanger Orthopedic Group, Inc.	47,792	284
* Phase Forward Inc.	43,479	284
* Heska Corp.	378,535	284
* Neogen Corp.	19,123	283
* Arena Pharmaceuticals, Inc.	55,861	282
* Avanir Pharmaceuticals Class A	126,580	278
* Bentley Pharmaceuticals, Inc.	37,626	277
* SciClone Pharmaceuticals, Inc.	96,866	275
* North American Scientific, Inc.	73,949	271
* AVI BioPharma, Inc.	106,789	267
* Pozen Inc.	50,992	266
* Auxilium Pharmaceuticals, Inc.	44,408	266
* Sirna Therapeutics, Inc.	88,405	258
* AP Pharma Inc.	176,829	255
* Quidel Corp.	63,765	249
* Ciphergen Biosystems, Inc.	85,794	238
* StemCells, Inc.	75,275	237
* DUSA Pharmaceuticals, Inc.	27,100	237
* Escalon Medical Corp.	44,174	235
* XOMA Ltd.	228,776	229
* Neose Technologies, Inc.	86,476	223
* Aastrom Biosciences, Inc.	107,000	223
* Microvision, Inc.	38,127	222
* Genta Inc.	194,395	220
* Novavax, Inc.	151,043	213
* Lifecore Biomedical Inc.	11,900	211
* Kosan Biosciences, Inc.	50,557	207
* Titan Pharmaceuticals, Inc.	93,244	207
* Curis, Inc.	57,677	206
* Insmed Inc.	238,009	202
* CancerVax Corp.	30,671	202
* Microtek Medical Holdings, Inc.	56,053	201
* Gene Logic Inc.	63,179	198
* Hollis-Eden Pharmaceuticals, Inc.	27,562	194
* Cerus Corp.	62,828	193
* Corcept Therapeutics Inc.	41,323	188
* Dialysis Corporation of America	9,153	187
* Avigen, Inc.	66,882	187
* Large Scale Biology Corp.	204,649	184
* Corgentech Inc.	79,181	184
* BriteSmile, Inc.	51,293	183
* Cellegy Pharmaceuticals, Inc.	112,446	182
* Cardiac Science, Inc.	153,209	176
* Sequenom, Inc.	164,691	173
* Vical, Inc.	43,186	173
Mesa Laboratories, Inc.	12,403	171
* Interpharm Holdings, Inc.	109,455	170
* Exact Sciences Corp.	46,833	167
* Maxim Pharmaceuticals, Inc.	92,617	163
* IntraBiotics Pharmaceuticals, Inc.	45,022	162
* Hemispherx Biopharma, Inc.	107,292	161
* Adeza Biomedical Corp.	13,202	161
* Cutera, Inc.	8,248	159
* Quinton Cardiology Systems, Inc.	19,100	158
* SRI/Surgical Express, Inc.	32,217	156
* NeoRx Corp.	150,768	149
* Alteon, Inc.	245,672	145
* ArQule, Inc.	30,602	144
National Research Corp.	10,540	143
* Vision Sciences, Inc.	50,700	141
* Aksys, Ltd.	44,155	140
* Novoste Corp.	161,245	137
* Palatin Technologies, Inc.	55,874	131
* Critical Therapeutics, Inc.	18,616	126
* Applied Imaging Corp.	207,986	125
* Genelabs Technologies, Inc.	206,686	124
* BioTime, Inc.	108,987	123
* Proxymed Pharmacy, Inc.	13,945	121
* V.I. Technologies, Inc.	39,877	120
* Curative Health Services, Inc.	35,315	120
* Integrated Biopharma, Inc.	22,551	120
* The Med-Design Corp.	145,326	118
* Icagen, Inc.	18,200	116
* IVAX Diagnostics, Inc.	28,489	115
* Axonyx Inc.	83,995	103
* Digirad Corp.	13,118	102
* IGI, Inc.	72,000	101
* PRAECIS Pharmaceuticals Inc.	94,285	99
* Questcor Pharmaceuticals, Inc.	171,500	98
* Cotherix, Inc.	14,300	95
* Pharmos Corp.	145,373	92
* aaiPharma Inc.	128,241	91
* Threshold Pharmaceuticals, Inc.	15,000	90
* Continucare Corp.	36,200	89
* IRIS International, Inc.	7,800	88
* Capital Senior Living Corp.	15,484	87
* Stratagene Holding Corp.	9,798	87
* Advancis Pharmaceuticals	23,070	85
* GenVec, Inc.	49,133	85
* Inhibitex Inc.	13,800	84
* CardioTech International, Inc.	43,654	83
* Discovery Partners International	22,394	72
* Precision Optics Corp., Inc.	68,804	72
* Targeted Genetics Corp.	116,919	71
* Alfacell Corp.	35,970	71
* HMS Holdings Corp.	9,106	67
* Physiometrix, Inc.	88,415	66
* GlycoGenesys, Inc.	90,776	66
* Aphton Corp.	47,721	61
* ATS Medical, Inc.	16,000	58
* Dynavax Technologies Corp.	12,224	57
* Retractable Technologies, Inc.	13,985	56
* Biopure Corp.	162,188	54
* Dynacq Healthcare, Inc	10,646	53
* Almost Family Inc.	3,842	51
* La Jolla Pharmaceutical Co.	61,061	43
* BioSpecifics Technology	40,800	39
* Virologic, Inc. Rights	117,215	36
* Memory Pharmaceuticals Corp.	8,000	35
* Aradigm Corp.	20,711	25
* Sunlink Health Systems, Inc.	3,300	20
* DiaSys Corp.	15,600	8
* SCOLR Pharma Inc.	1,400	6
* NovaMed, Inc.	700	4
* Sun Healthcare Group Inc.	400	3
* Valley Forge Scientific Corp.	1,100	2
* Manhattan Pharmaceuticals, Inc.	681	1

		999,999

Integrated Oils (0.4%)
Murphy Oil Corp.	229,091	22,618
Hugoton Royalty Trust	99,627	2,938
* KCS Energy, Inc.	139,984	2,150
* Delta Petroleum Corp.	125,409	1,823
* Giant Industries, Inc.	45,660	1,173
* Mission Resources Corp.	157,809	1,117
* GMX Resources Inc.	72,539	835
* Tipperary Corp.	36,469	144
Petrocorp Inc. Escrow	51,258	0

		32,798

Other Energy (5.7%)
GlobalSantaFe Corp.	585,482	21,686
* Weatherford International Ltd.	333,008	19,294
Smith International, Inc.	261,499	16,404
Diamond Offshore Drilling, Inc.	322,700	16,103
Pioneer Natural Resources Co.	362,308	15,478
Peabody Energy Corp.	320,386	14,853
Chesapeake Energy Corp.	667,591	14,647
ENSCO International, Inc.	376,817	14,191
Premcor, Inc.	222,549	13,282
* Newfield Exploration Co.	153,133	11,372
CONSOL Energy, Inc.	224,256	10,545
Patterson-UTI Energy, Inc.	415,008	10,384
Noble Energy, Inc.	144,839	9,852
* Ultra Petroleum Corp.	187,002	9,500
Equitable Resources, Inc.	154,310	8,864
* NRG Engergy	249,529	8,521
* Reliant Energy, Inc.	744,306	8,470
* Pride International, Inc.	339,252	8,427
Pogo Producing Co.	159,442	7,851
* Cooper Cameron Corp.	137,096	7,843
Massey Energy Co.	189,316	7,580
* Grant Prideco, Inc.	306,235	7,399
Patina Oil & Gas Corp.	176,026	7,041
* Plains Exploration & Production Co.	192,153	6,706
Arch Coal, Inc.	153,458	6,600
* Tesoro Petroleum Corp.	164,982	6,108
* Quicksilver Resources, Inc.	124,098	6,047
* Forest Oil Corp.	147,108	5,958
* FMC Technologies Inc.	168,468	5,590
* Unit Corp.	114,240	5,160
Vintage Petroleum, Inc.	162,739	5,120
Helmerich & Payne, Inc.	125,869	4,996
* Denbury Resources, Inc.	136,055	4,793
Cabot Oil & Gas Corp.	82,467	4,548
* Alpha Natural Resources, Inc.	155,200	4,450
Range Resources Corp.	185,765	4,339
* Cal Dive International, Inc.	95,678	4,334
* Cimarex Energy Co.	103,330	4,030
* Houston Exploration Co.	70,560	4,018
* Todco	150,700	3,894
* Key Energy Services, Inc.	326,065	3,740
St. Mary Land & Exploration Co.	73,921	3,700
* Magnum Hunter Resources Inc.	216,618	3,490
* W&T Offshore, Inc.	164,600	3,417
* Hydrill Co.	57,814	3,377
* Encore Acquisition Co.	81,142	3,351
* Stone Energy Corp.	66,459	3,228
* Superior Energy Services, Inc.	187,595	3,227
* Spinnaker Exploration Co.	84,726	3,010
* Bill Barrett Corp.	103,282	2,986
* Grey Wolf, Inc.	453,747	2,986
* Universal Compression Holdings, Inc.	78,352	2,967
Holly Corp.	79,366	2,958
* SEACOR Holdings Inc.	45,805	2,920
* Whiting Petroleum Corp.	71,363	2,910
Berry Petroleum Class A	54,852	2,822
CARBO Ceramics Inc.	39,941	2,802
Foundation Coal Holdings, Inc.	111,100	2,612
* Global Industries Ltd.	277,022	2,604
* Hanover Compressor Co.	214,582	2,590
* Oil States International, Inc.	123,402	2,536
* Atwood Oceanics, Inc.	37,583	2,501
* Veritas DGC Inc.	83,470	2,501
* Comstock Resources, Inc.	86,826	2,495
Frontier Oil Corp.	68,429	2,481
* Oceaneering International, Inc.	62,930	2,360
* Energy Partners, Ltd.	88,460	2,297
* Remington Oil & Gas Corp.	70,813	2,232
Penn Virginia Corp.	45,482	2,088
RPC Inc.	132,812	2,017
* KFX, Inc.	150,004	2,010
* Swift Energy Co.	70,571	2,007
* W-H Energy Services, Inc.	83,726	2,004
* TETRA Technologies, Inc.	68,208	1,940
Resource America, Inc.	54,072	1,895
* Petroleum Development Corp.	50,157	1,890
* Syntroleum Corp.	151,674	1,856
* Parker Drilling Co.	311,916	1,794
* ATP Oil & Gas Corp.	79,708	1,725
Crosstex Energy, Inc.	38,857	1,701
* Enbridge Energy Management LLC	34,478	1,684
* James River Coal Co.	43,898	1,683
* Dril-Quip, Inc.	54,472	1,674
* Newpark Resources, Inc.	273,166	1,609
* Atlas America, Inc.	43,562	1,576
* McMoRan Exploration Co.	77,178	1,551
* Input/Output, Inc.	234,506	1,513
* Goodrich Petroleum Corp.	69,986	1,479
* Harvest Natural Resources, Inc.	120,925	1,438
* The Meridian Resource Corp.	268,931	1,388
* FX Energy, Inc.	118,541	1,356
* Petrohawk Energy Corp.	128,571	1,347
* Brigham Exploration Co.	145,303	1,341
* Plug Power, Inc.	201,866	1,332
* Carrizo Oil & Co inc	77,264	1,313
* TransMontaigne Inc.	160,909	1,287
* Warren Resources Inc.	117,607	1,262
Lufkin Industries	25,606	1,237
* PetroQuest Energy, Inc.	172,173	1,143
* FuelCell Energy, Inc.	114,448	1,142
* Edge Petroleum Corp.	65,643	1,087
* Hornbeck Offshore Services, Inc.	42,900	1,075
* Clayton Williams Energy, Inc.	41,098	1,064
* Callon Petroleum Co.	68,219	1,060
Gulf Island Fabrication, Inc.	44,868	1,053
* Toreador Resources Corp.	53,823	977
* Parallel Petroleum Corp.	132,232	972
MarkWest Hydrocarbon, Inc.	42,270	927
* Evergreen Solar, Inc.	123,635	874
* Double Eagle Petroleum Co.	40,082	828
* Westmoreland Coal Co.	32,597	820
* NATCO Group Inc.	72,919	793
* The Exploration Co. of Delaware, Inc.	135,697	779
* Global Power Equipment Group Inc.	80,515	771
* Dawson Geophysical	29,254	708
* Millennium Cell Inc.	316,733	656
* Infinity, Inc.	64,773	648
* Royale Energy, Inc.	66,989	549
* Mitcham Industries, Inc.	75,531	527
* Wilshire Enterprises, Inc.	62,500	491
* National-Oilwell Varco Inc.	9,781	457
APCO Argentina Inc.	10,969	423
* Harken Energy Corp.	697,941	342
* Matrix Service Co.	69,568	303
* Capstone Turbine Corp.	171,362	266
* OMNI Energy Services Corp.	107,646	228
* Torch Offshore, Inc.	186,598	223
MarkWest Energy Partners, LP	3,174	150
* Horizon Offshore, Inc.	139,530	56
* Rentech, Inc.	22,100	29

		507,796

Materials & Processing (7.0%)
Lyondell Chemical Co.	605,628	16,909
* The Mosaic Co.	939,703	16,031
Bunge Ltd.	274,516	14,791
The St. Joe Co.	190,108	12,794
* Huntsman Corp.	545,806	12,728
Precision Castparts Corp.	162,067	12,481
Southern Peru Copper Corp.	199,694	11,075
* Energizer Holdings, Inc.	176,407	10,549
Lafarge North America Inc.	174,982	10,228
Smurfit-Stone Container Corp.	632,876	9,791
* International Steel Group, Inc.	244,600	9,662
* Owens-Illinois, Inc.	374,603	9,418
Forest City Enterprise Class A	124,779	7,961
* Jacobs Engineering Group Inc.	140,475	7,293
* Celanese Corp. - Series A	395,900	7,122
Sonoco Products Co.	244,495	7,054
Martin Marietta Materials, Inc.	120,414	6,734
* Nalco Holding Co.	353,400	6,655
Lubrizol Corp.	163,078	6,627
Packaging Corp. of America	266,410	6,471
* Crown Holdings, Inc.	412,394	6,417
Florida Rock Industries, Inc.	107,646	6,332
The Timken Co.	224,756	6,145
Harsco Corp.	102,735	6,124
Valspar Corp.	128,093	5,961
Valhi, Inc.	298,074	5,857
* Scotts Miracle-Gro Company	80,932	5,684
Cytec Industries, Inc.	97,734	5,302
RPM International, Inc.	289,349	5,289
Westlake Chemical Corp.	161,919	5,238
Bowater Inc.	138,776	5,228
Cabot Corp.	154,107	5,152
* Glamis Gold, Ltd.	326,485	5,096
Commercial Metals Co.	147,252	4,990
Hughes Supply, Inc.	164,806	4,903
* FMC Corp.	91,032	4,866
Corn Products International, Inc.	184,672	4,800
Kronos Worldwide, Inc.	111,415	4,736
AptarGroup Inc.	90,908	4,725
Airgas, Inc.	186,088	4,446
Steel Dynamics, Inc.	123,865	4,267
Worthington Industries, Inc.	218,600	4,215
Crompton Corp.	286,262	4,179
* Meridian Gold Co.	247,711	4,171
Albemarle Corp.	114,198	4,152
York International Corp.	103,483	4,054
Greif Inc. Class A	56,972	3,970
Cleveland-Cliffs Inc.	53,864	3,925
Olin Corp.	174,253	3,886
Brady Corp. Class A	118,054	3,819
Eagle Materials, Inc.	46,928	3,798
Georgia Gulf Corp.	82,606	3,798
Simpson Manufacturing Co.	118,932	3,675
Carpenter Technology Corp.	60,754	3,609
* USG Corp.	107,601	3,568
* Shaw Group, Inc.	159,418	3,475
Potlatch Corp.	73,720	3,470
* Maverick Tube Corp.	106,162	3,451
USEC Inc.	210,495	3,427
Minerals Technologies, Inc.	51,373	3,379
* WCI Communities, Inc.	111,151	3,343
Quanex Corp.	62,384	3,326
Clarcor Inc.	63,569	3,303
Brookfield Homes Corp.	77,254	3,261
Reliance Steel & Aluminum Co.	81,316	3,253
Lennox International Inc.	146,800	3,218
* URS Corp.	109,393	3,145
* Armor Holdings, Inc.	81,547	3,025
* AK Steel Corp.	272,011	3,008
Silgan Holdings, Inc.	46,039	2,992
Acuity Brands, Inc.	106,257	2,869
Texas Industries, Inc.	53,357	2,868
* Lone Star Technologies, Inc.	72,345	2,853
* NL Industries, Inc.	121,668	2,811
* Dycom Industries, Inc.	120,571	2,772
Granite Construction Co.	104,026	2,733
Delta & Pine Land Co.	96,032	2,593
Schnitzer Steel Industries, Inc. Class A	76,046	2,565
Albany International Corp.	82,733	2,555
MacDermid, Inc.	75,668	2,459
Mueller Industries Inc.	87,317	2,458
Watsco, Inc.	57,255	2,410
* Century Aluminum Co.	79,324	2,400
Longview Fibre Co.	127,534	2,393
* Trammell Crow Co.	113,316	2,331
* Quanta Services, Inc.	293,437	2,239
Kaydon Corp.	70,606	2,217
* Stillwater Mining Co.	224,856	2,215
* Graphic Packaging Corp.	496,032	2,188
* Coeur d'Alene Mines Corp.	595,230	2,184
* OM Group, Inc.	70,924	2,158
* Aleris International Inc	84,895	2,118
ElkCorp	54,957	2,114
* Symyx Technologies, Inc.	95,152	2,098
H.B. Fuller Co.	71,544	2,075
* Hexcel Corp.	133,655	2,073
* Oregon Steel Mills, Inc.	88,727	2,041
* PolyOne Corp.	229,298	2,036
* UAP Holding Corp.	126,000	2,029
* NS Group Inc.	64,519	2,027
* NCI Building Systems, Inc.	52,113	2,012
* Trex Co., Inc.	44,926	1,995
* Gold Kist Inc.	124,904	1,986
Ferro Corp.	104,749	1,971
Compass Minerals International	77,098	1,962
* Cabot Microelectronics Corp.	61,943	1,944
* Titanium Metals Corp.	52,834	1,902
* Mobile Mini, Inc.	47,017	1,900
* EMCOR Group, Inc.	40,567	1,899
Gibraltar Industries Inc.	84,011	1,843
* Terra Industries, Inc.	236,526	1,835
* Jacuzzi Brands, Inc.	187,241	1,827
Wausau-Mosinee Paper Corp.	128,701	1,820
* Rogers Corp.	45,401	1,816
* Tejon Ranch Co.	39,710	1,771
Arch Chemicals, Inc.	60,572	1,724
* Griffon Corp.	78,426	1,679
* Hecla Mining Co.	292,349	1,602
* Beacon Roofing Supply, Inc.	73,200	1,602
* RTI International Metals, Inc.	68,145	1,595
WD-40 Co.	48,695	1,582
Barnes Group, Inc.	57,850	1,572
Spartech Corp.	78,968	1,568
Tredegar Corp.	92,919	1,567
* Tarragon Realty Investors Inc. REIT	77,358	1,562
AMCOL International Corp.	81,474	1,528
* W.R. Grace & Co.	175,719	1,497
* EnerSys	114,126	1,495
Neenah Paper Inc.	44,400	1,493
* Interline Brands, Inc.	77,600	1,483
Glatfelter	99,151	1,462
* Energy Conversion Devices, Inc.	64,134	1,458
* Wheeling-Pittsburgh Corp.	44,599	1,385
* GrafTech International Ltd.	242,351	1,379
Universal Forest Products, Inc.	35,411	1,376
Cambrex Corp.	64,572	1,375
Wellman, Inc.	94,863	1,372
Valmont Industries, Inc.	59,566	1,330
* Ceradyne, Inc.	58,874	1,317
* Drew Industries, Inc.	34,689	1,306
* Avatar Holding, Inc.	27,392	1,283
Deltic Timber Corp.	32,274	1,262
CIRCOR International, Inc.	50,853	1,254
Apogee Enterprises, Inc.	86,490	1,235
A. Schulman Inc.	70,600	1,230
Myers Industries, Inc.	83,520	1,178
* First Acceptance Corp.	110,954	1,176
* Brush Engineered Materials Inc.	61,450	1,169
Building Materials Holding Corp.	25,978	1,156
Royal Gold, Inc.	62,868	1,152
* Caraustar Industries, Inc.	88,006	1,135
* Insituform Technologies Inc. Class A	75,647	1,098
* Bluegreen Corp.	81,679	1,050
* NewMarket Corp.	56,367	1,048
Rock-Tenn Co.	78,657	1,046
Steel Technologies, Inc.	42,320	1,015
Ameron International Corp.	27,801	1,001
* Interface, Inc.	146,735	1,001
Calgon Carbon Corp.	117,027	999
* Perini Corp.	70,921	978
* U.S. Energy Corp.	163,085	975
CompX International Inc.	57,000	968
Pope & Talbot, Inc.	53,863	947
American Vanguard Corp.	20,896	938
* Huttig Building Products, Inc.	81,202	888
* DHB Industries, Inc.	100,503	884
* A.M. Castle & Co.	68,691	866
* Zoltek Cos., Inc.	69,230	842
* Baker (Michael) Corp.	38,100	840
* Innovo Group Inc.	166,951	828
* Alico, Inc.	15,599	822
* AAON, Inc.	49,830	820
* Infrasource Services Inc.	68,100	817
* Material Sciences Corp.	60,651	816
* Olympic Steel, Inc.	44,552	797
* Comfort Systems USA, Inc.	100,099	776
* Maxxam Inc.	26,860	775
* Ultralife Batteries, Inc.	45,087	772
Chesapeake Corp. of Virginia	36,648	770
Penn Engineering & Manufacturing Corp.	41,353	746
The Standard Register Co.	59,349	739
* Buckeye Technology, Inc.	67,780	732
Thomas Properties Group, Inc.	58,768	728
* Shiloh Industries, Inc.	55,450	724
NN, Inc.	58,607	722
Ennis, Inc.	42,606	721
* NuCo2, Inc.	27,057	712
* Mod-Pac Corp.	43,579	689
* Lydall, Inc.	61,157	679
* Lesco, Inc.	45,899	666
Bairnco Corp.	57,500	662
* Medis Technology Ltd.	45,820	657
Bluelinx Holdings Inc.	47,700	644
Aceto Corp.	86,633	643
Penford Corp.	38,864	632
Ampco-Pittsburgh Corp.	46,522	629
Ryerson Tull, Inc.	48,586	616
Packaging Dynamics Corp.	43,515	609
* Encore Wire Corp.	58,498	597
* Nonophase Technologies Corp.	103,701	594
* Universal Stainless & Alloy Products, Inc.	42,038	590
Consolidated-Tomoka Land Co.	10,278	588
Roanoke Electric Steel Corp.	28,316	586
Multi-Color Corp.	28,273	552
* Industrial Distribution Group, Inc.	60,900	545
* Unifi, Inc.	160,767	539
* Tor Minerals International, Inc.	86,801	525
* Exide Technologies	37,268	481
* Liquidmetal Technologies Inc.	230,631	470
United Guardian, Inc.	62,300	467
* TransPro Inc.	71,510	465
* AEP Industries, Inc.	23,397	460
* Continental Materials Corp.	15,251	458
* HouseValues, Inc.	35,895	452
* Northwest Pipe Co.	17,600	435
MGP Ingredients, Inc.	51,920	433
* Astronics Corp.	61,779	431
* PW Eagle, Inc.	105,561	431
Quaker Fabric Corp.	132,195	430
* Modtech Holdings, Inc.	50,374	428
* Valence Technology Inc.	139,033	427
* Omnova Solutions Inc.	78,945	424
Andersons, Inc.	13,365	414
Vulcan International Corp.	8,700	412
* Senomyx, Inc.	34,400	410
* Foamex International, Inc.	204,420	407
* Layne Christensen Co.	23,374	404
Anchor Glass Container Corp.	176,902	396
* California Coastal Communities, Inc.	15,082	395
* WCA Waste Corp.	38,400	376
* Reading International Inc. Class A	50,895	359
* Integrated Electrical Services, Inc.	125,850	347
* Culp, Inc.	55,728	329
Penn Engineering & Manufacturing Corp. Class A	16,600	300
* Landec Corp.	40,591	296
LSI Industries Inc.	25,716	289
* Hawk Corp. Class A	27,943	285
* U.S. Concrete, Inc.	44,763	281
Stepan Co.	11,907	280
Quaker Chemical Corp.	13,222	272
Hawkins, Inc.	20,163	242
* Mestek, Inc.	10,248	231
Balchem Corp.	9,437	219
* Foamex International, Inc.	49,200	206
* Wolverine Tube, Inc.	20,200	181
* National Patent Development Corp.	60,760	173
* The Dixie Group, Inc.	10,649	168
* Zapata Corp.	2,259	165
Nevada Chemicals, Inc.	22,441	157
* Virbac Corp.	39,294	139
* Eden Bioscience Corp.	204,084	133
* American Realty Investors, Inc.	14,135	127
* Hallwood Group Inc.	900	117
* Dynamic Materials Corp.	3,100	109
Noland Co.	2,171	103
Calavo Growers, Inc.	6,284	64
International Aluminum Corp.	1,600	53
AMREP Corp.	1,400	34
* Canyon Resources Cor	47,600	34
* EarthShell Corp.	17,586	28
Capital Properties, Inc. Class A	1,000	19
* Lamson & Sessions Co.	600	6
* Corrpro Cos., Inc.	2,400	2
Capital Properties, Inc. Class B	90	1

		626,829

Producer Durables (5.6%)
D. R. Horton, Inc.	774,794	22,655
Lennar Corp. Class A	361,952	20,515
* Toll Brothers, Inc.	185,455	14,623
* NVR, Inc.	15,940	12,513
* American Tower Corp. Class A	559,906	10,207
Diebold, Inc.	178,926	9,814
Pentair, Inc.	250,278	9,761
United Defense Industries Inc.	131,939	9,687
* LAM Research Corp.	334,328	9,649
* Crown Castle International Corp.	561,411	9,016
* Hovnanian Enterprises Inc. Class A	152,556	7,780
Hubbell Inc. Class B	150,608	7,696
Ryland Group, Inc.	118,382	7,342
MDC Holdings, Inc.	105,265	7,332
Graco, Inc.	172,868	6,977
Roper Industries Inc.	105,254	6,894
Ametek, Inc.	170,162	6,849
Joy Global Inc.	194,731	6,827
Donaldson Co., Inc.	209,357	6,758
* Alliant Techsystems, Inc.	93,763	6,699
HNI Corp.	143,461	6,449
Standard Pacific Corp.	83,889	6,056
Herman Miller, Inc.	177,881	5,358
* Terex Corp.	123,310	5,339
Steelcase Inc.	370,490	5,113
* Rayovac Corp.	122,758	5,107
Beazer Homes USA, Inc.	101,171	5,044
IDEX Corp.	123,276	4,974
* Thomas & Betts Corp.	147,371	4,760
Briggs & Stratton Corp.	128,690	4,686
Plantronics, Inc.	119,651	4,556
Kennametal, Inc.	91,073	4,325
Crane Co.	147,600	4,249
* Polycom, Inc.	248,449	4,211
* AGCO Corp.	225,316	4,112
* Meritage Corp.	64,608	3,807
Mine Safety Appliances Co.	92,554	3,586
* Flowserve Corp.	138,136	3,574
Engineered Support Systems, Inc.	66,457	3,557
* Varian Semiconductor Equipment Associates, Inc.	90,833	3,453
Technical Olympic USA, Inc.	112,032	3,383
* Headwaters Inc.	102,097	3,351
Nordson Corp.	89,002	3,277
Lincoln Electric Holdings, Inc.	103,076	3,101
* Genlyte Group, Inc.	34,201	3,077
The Manitowoc Co., Inc.	73,816	2,981
* Actuant Corp.	65,630	2,948
* Moog Inc.	64,804	2,929
* Dionex Corp.	52,545	2,864
Cognex Corp.	114,782	2,856
Watts Water Technologies, Inc.	80,732	2,633
JLG Industries, Inc.	122,039	2,630
* ESCO Technologies Inc.	32,391	2,603
Belden CDT Inc.	117,060	2,600
* Teledyne Technologies, Inc.	81,036	2,536
* Cymer, Inc.	91,902	2,460
Curtiss-Wright Corp.	38,459	2,192
* CUNO Inc.	42,370	2,177
* Esterline Technologies Corp.	62,746	2,168
* MKS Instruments, Inc.	133,908	2,126
Baldor Electric Co.	82,327	2,125
* Paxar Corp.	99,165	2,116
A.O. Smith Corp.	73,264	2,115
NACCO Industries, Inc. Class A	20,532	2,093
* Interdigital Communications Corp.	136,039	2,084
Franklin Electric, Inc.	54,904	2,072
* William Lyon Homes, Inc.	26,477	2,031
Woodward Governor Co.	28,259	2,026
* Powerwave Technologies, Inc.	260,580	2,017
Applied Industrial Technology, Inc.	74,091	2,015
Knoll, Inc.	119,700	1,997
* Champion Enterprises, Inc.	210,809	1,982
* ATMI, Inc.	78,487	1,965
Bucyrus International, Inc.	50,153	1,959
* Gardner Denver Inc.	49,532	1,957
* FEI Co.	83,133	1,925
* Itron, Inc.	64,641	1,916
* Credence Systems Corp.	239,527	1,895
* Blount International, Inc.	110,603	1,878
M/I Homes, Inc.	37,510	1,835
* Littelfuse, Inc.	63,649	1,824
* Axcelis Technologies, Inc.	248,729	1,816
* Triumph Group, Inc.	46,386	1,806
Thomas Industries, Inc.	45,479	1,803
Federal Signal Corp.	118,669	1,800
* Entegris Inc.	180,600	1,786
* Brooks Automation, Inc.	117,083	1,777
* Taser International Inc.	144,636	1,736
Regal-Beloit Corp.	58,129	1,674
* A.S.V., Inc.	40,426	1,603
Stewart & Stevenson Services, Inc.	68,966	1,579
* Arris Group Inc.	216,961	1,499
The Middleby Corp.	30,312	1,497
* General Cable Corp.	123,829	1,495
* Imagistics International Inc.	42,778	1,494
* Mykrolis Corp.	103,795	1,484
* Rofin-Sinar Technologies Inc.	45,629	1,467
* Technitrol, Inc.	97,936	1,461
* Photronics Inc.	77,928	1,410
Levitt Corp. Class A	54,072	1,386
Lennar Corp. Class B	25,998	1,370
* Metrologic Instruments, Inc.	60,496	1,360
* Electro Scientific Industries, Inc.	69,897	1,355
Tecumseh Products Co. Class A	34,077	1,350
* Orbital Sciences Corp.	138,555	1,341
* MTC Technologies, Inc.	41,136	1,337
* BE Aerospace, Inc.	111,019	1,332
* Astec Industries, Inc.	60,071	1,325
CTS Corp.	98,790	1,284
* DuPont Photomasks, Inc.	48,106	1,283
Kimball International, Inc. Class B	85,078	1,234
MTS Systems Corp.	41,701	1,211
* Symmetricom Inc.	108,696	1,205
* Artesyn Technologies, Inc.	131,370	1,144
* General Binding Corp.	54,321	1,141
Cascade Corp.	32,226	1,128
* EnPro Industries, Inc.	40,631	1,117
* Veeco Instruments, Inc.	73,720	1,109
* SBA Communications Corp.	120,640	1,105
Standex International Corp.	39,272	1,072
* Mastec Inc.	124,854	1,025
Helix Technology Corp.	64,069	991
* ADE Corp.	44,630	991
Vicor Corp.	93,530	976
Cohu, Inc.	59,965	956
* Columbus McKinnon Corp.	68,293	930
* Mattson Technology, Inc.	115,683	919
* Kadant Inc.	49,414	917
Tennant Co.	23,548	911
Skyline Corp.	23,568	907
* Intevac, Inc.	94,839	894
* Presstek, Inc.	113,647	877
* Palm Harbor Homes, Inc.	53,899	876
* Flanders Corp.	75,985	857
Curtiss-Wright Corp. Class B	15,116	853
* Applied Films Corp.	36,623	847
* Ultratech, Inc.	56,607	826
* Team, Inc.	40,934	819
* American Superconductor Corp.	81,718	816
Lindsay Manufacturing Co.	41,472	791
Keithley Instruments Inc.	48,763	787
* Audiovox Corp.	61,609	785
* Advanced Energy Industries, Inc.	81,138	785
Badger Meter, Inc.	29,372	778
* Kulicke & Soffa Industries, Inc.	122,603	771
* Park-Ohio Holdings Corp.	40,975	768
* Rudolph Technologies, Inc.	49,951	752
* Photon Dynamics, Inc.	39,062	745
* Milacron Inc.	239,829	731
HEICO Corp. Class A	45,051	715
* Nanometrics Inc.	59,826	704
* UQM Technologies, Inc.	177,557	703
HEICO Corp.	34,705	698
* C-COR Inc.	114,536	696
United Industrial Corp.	23,090	684
* TurboChef Technologies, Inc.	44,800	667
* LTX Corp.	149,283	663
* FARO Technologies, Inc.	27,181	640
Communications Systems, Inc.	55,941	638
C & D Technologies, Inc.	62,957	633
* Duratek, Inc.	30,794	614
* Sonic Solutions, Inc.	40,739	613
Met-Pro Corp.	44,601	611
* Distributed Energy Systems Corp.	176,793	601
* Terayon Communications Systems, Inc.	194,372	599
* Comstock Homebuilding Companies, Inc.	27,708	590
* Pemco Aviation Group, Inc.	22,094	585
* Magnatek, Inc.	107,800	575
Orleans Homebuilders, Inc.	30,906	568
* Cavco Industries, Inc.	23,498	568
Nobility Homes, Inc.	26,830	561
* Darling International, Inc.	137,339	548
* EMCORE Corp.	160,216	540
* Measurement Specialties, Inc.	23,167	533
* Asyst Technologies, Inc.	111,031	532
X-Rite Inc.	35,353	532
* Zygo Corp.	40,831	529
* Ducommun, Inc.	26,341	527
* Somera Communications, Inc.	321,085	511
MOCON, Inc.	55,964	508
* Electroglas, Inc.	128,351	507
* Semitool, Inc.	48,246	492
Robbins & Myers, Inc.	22,208	489
* August Technology Corp.	41,036	481
* Virco Manufacturing Corp.	61,701	474
* Allied Motion Technologies, Inc.	63,143	469
Tecumseh Products Co. Class B	11,900	466
SpectraLink Corp.	32,541	459
Applied Signal Technology, Inc.	19,978	457
* Beacon Power Corp.	425,155	438
Liberty Homes, Inc. Class A	83,500	422
* CPI Aerostructures, Inc.	42,315	419
* Optical Cable Corp.	78,899	409
Astro-Med, Inc.	42,397	383
* Color Kinetics Inc.	37,800	381
* FSI International, Inc.	88,528	374
* TRC Cos., Inc.	22,751	334
* XETA Technologies Inc.	88,619	331
* RF Monolithics, Inc.	72,560	331
* Tollgrade Communications, Inc.	46,642	322
* Tut Systems, Inc.	125,280	302
* Active Power, Inc.	92,852	301
* Fairchild Corp.	96,453	299
* Catalytica Energy Systems, Inc.	142,767	293
* Icad Inc.	76,514	291
* DDi Corp.	102,579	287
* Viisage Technology, Inc.	83,757	282
Gorman-Rupp Co.	12,932	278
* Therma-Wave Inc.	141,953	274
Alamo Group, Inc.	11,052	273
* Arotech Corp.	195,867	272
Woodhead Industries, Inc.	19,790	269
* Insignia Systems, Inc.	206,799	269
* TransAct Technologies Inc.	24,979	250
* Powell Industries, Inc.	13,379	248
American Ecology Corporation	20,646	244
* Aetrium, Inc.	86,482	242
* Peco II, Inc.	218,989	234
* Global ePoint, Inc.	73,825	206
* Dominion Homes, Inc.	12,123	205
* Perma-Fix Environmental Services, Inc.	112,712	203
* The Allied Defense Group, Inc.	8,003	196
* Ibis Technology Corp.	88,094	194
* Katy Industries, Inc.	49,222	187
* Applied Innovation Inc.	47,681	164
* Radyne Comstream Inc.	19,105	156
Sun Hydraulics Corp.	4,492	135
Preformed Line Products Co.	4,237	127
* American Access Technologies Inc.	80,800	125
* Efj Inc.	13,800	114
* Calamp Corp.	18,469	112
* Gehl Co.	4,023	107
* Copper Mountain Networks, Inc.	90,068	91
Ecology and Environment, Inc.	11,825	84
* Cognitronics Corp.	17,700	71
* Proxim Corp. Class A	81,609	67
* Ault Inc.	22,500	56
* Evercel, Inc.	47,164	26
* Conolog Corp.	13,046	25
Hubbell Inc. Class A	500	23
* Ladish Co., Inc.	1,792	21
* Axsys Technologies, Inc.	816	18
* LMI Aerospace, Inc.	3,300	18
* General Bearing Corp.	3,600	16
* Hudson Technology, Inc.	6,700	6
* Andrea Radio Corp.	85,700	5

		503,676

Technology (9.1%)
* Juniper Networks, Inc.	1,322,010	29,164
Seagate Technology	1,155,320	22,587
* Cognizant Technology Solutions Corp.	331,722	15,326
Microchip Technology, Inc.	513,574	13,358
* SanDisk Corp.	404,078	11,233
Harris Corp.	332,048	10,841
* Cadence Design Systems, Inc.	681,949	10,195
* NAVTEQ Corp.	218,340	9,465
* McAfee Inc.	389,775	8,793
* Storage Technology Corp.	278,740	8,585
* Zebra Technologies Corp. Class A	179,098	8,505
* BEA Systems, Inc.	1,023,246	8,155
Amphenol Corp.	218,566	8,096
* International Rectifier Corp.	166,196	7,562
* Arrow Electronics, Inc.	287,105	7,278
* SpectraSite, Inc.	122,294	7,089
* MEMC Electronic Materials, Inc.	519,933	6,993
* Synopsys, Inc.	364,281	6,593
* Western Digital Corp.	511,784	6,525
Intersil Corp.	375,576	6,505
* Ingram Micro, Inc. Class A	387,652	6,462
* Ceridian Corp.	370,911	6,324
* Macromedia, Inc.	183,670	6,153
* Avnet, Inc.	300,613	5,537
National Instruments Corp.	196,727	5,321
Reynolds & Reynolds Class A	196,166	5,308
AVX Corp.	433,302	5,308
* FLIR Systems, Inc.	170,620	5,170
* Red Hat, Inc.	456,761	4,983
* Vishay Intertechnology, Inc.	400,463	4,978
* Avid Technology, Inc.	84,832	4,591
* Fairchild Semiconductor International, Inc.	297,992	4,568
* Tessera Technologies, Inc.	104,231	4,506
Acxiom Corp.	214,786	4,495
* Sybase, Inc.	239,547	4,422
* F5 Networks, Inc.	86,291	4,357
* Trimble Navigation Ltd.	127,672	4,317
* BearingPoint, Inc.	491,681	4,312
* Hyperion Solutions Corp.	97,492	4,300
* CACI International, Inc.	72,727	4,017
* SRA International, Inc.	66,421	4,002
* Akamai Technologies, Inc.	313,755	3,994
* Cree, Inc.	183,213	3,985
* Cypress Semiconductor Corp.	312,723	3,940
* Silicon Laboratories Inc.	131,566	3,909
* TIBCO Software Inc.	523,801	3,902
* Emulex Corp.	206,562	3,892
* Brocade Communications Systems, Inc.	652,769	3,864
* Perot Systems Corp.	287,337	3,862
* Salesforce.com, Inc.	257,200	3,855
* Rambus Inc.	254,794	3,840
* The Titan Corp.	210,484	3,822
* Agere Systems Inc. Class A	2,515,898	3,598
ADTRAN Inc.	199,026	3,511
* Atmel Corp.	1,188,655	3,507
* 3Com Corp.	983,695	3,502
* Anteon International Corp.	89,602	3,488
* MICROS Systems, Inc.	94,609	3,473
* Integrated Circuit Systems, Inc.	181,236	3,465
* Foundry Networks, Inc.	338,541	3,352
* Semtech Corp.	185,735	3,319
* Varian, Inc.	87,023	3,297
* SigmaTel Inc.	87,784	3,286
* Benchmark Electronics, Inc.	103,216	3,285
* Maxtor Corp.	617,268	3,284
* Quest Software, Inc.	236,707	3,276
* Anixter International Inc.	90,482	3,271
* Integrated Device Technology Inc.	265,023	3,188
* Avocent Corp.	123,053	3,158
* UNOVA, Inc.	152,234	3,144
* Websense, Inc.	58,187	3,130
* UTStarcom, Inc.	284,083	3,111
* Wind River Systems Inc.	205,243	3,095
Imation Corp.	88,727	3,083
* PalmOne, Inc.	119,913	3,043
* DRS Technologies, Inc.	67,951	2,888
* Macrovision Corp.	123,606	2,817
* RSA Security Inc.	173,750	2,754
* Ascential Software Corp.	146,469	2,714
* Ixia	151,725	2,699
* ANSYS, Inc.	77,452	2,650
* SERENA Software, Inc.	110,947	2,636
* Siliconix, Inc.	74,663	2,634
* Verint Systems Inc.	75,020	2,621
* Sonus Networks, Inc.	615,878	2,611
* Gartner, Inc. Class A	271,414	2,597
* Mentor Graphics Corp.	189,395	2,595
* Coherent, Inc.	75,852	2,561
* Digital River, Inc.	81,174	2,529
* Tekelec	157,272	2,507
* ON Semiconductor Corp.	633,575	2,503
* Skyworks Solutions, Inc.	388,929	2,470
* RealNetworks, Inc.	423,539	2,448
* Sycamore Networks, Inc.	684,123	2,435
* RF Micro Devices, Inc.	465,231	2,429
* Microsemi Corp.	148,864	2,425
* WebEx Communications, Inc.	110,589	2,388
* Electronics for Imaging, Inc.	133,816	2,387
* Progress Software Corp.	90,598	2,375
* Intergraph Corp.	82,402	2,374
* Agere Systems Inc. Class B	1,650,000	2,343
* AMIS Holdings Inc.	207,138	2,339
* Syniverse Holdings Inc.	169,100	2,334
* Hutchinson Technology, Inc.	65,214	2,268
* Sapient Corp.	307,467	2,258
* FileNET Corp.	98,567	2,245
* Internet Security Systems, Inc.	120,883	2,212
* Transaction Systems Architects, Inc.	95,346	2,207
* Digitas Inc.	216,905	2,191
* MicroStrategy Inc.	40,052	2,174
* FormFactor Inc.	94,699	2,144
* Comtech Telecommunications Corp.	40,965	2,134
* OmniVision Technologies, Inc.	140,804	2,133
* CSG Systems International, Inc.	130,053	2,119
* Equinix, Inc.	49,905	2,113
* Micrel, Inc.	228,514	2,107
* SafeNet, Inc.	71,263	2,089
* CommScope, Inc.	135,039	2,020
* Keane, Inc.	154,266	2,010
* j2 Global Communications, Inc.	58,160	1,995
* Power Integrations, Inc.	94,888	1,982
* DSP Group Inc.	76,544	1,972
* Openwave Systems Inc.	160,620	1,958
* ScanSource, Inc.	37,324	1,935
* Informatica Corp.	233,049	1,927
* Silicon Image, Inc.	187,897	1,890
* Synaptics Inc.	77,779	1,804
* InPhonic, Inc.	79,200	1,799
Syntel, Inc.	100,913	1,786
* Mercury Computer Systems, Inc.	63,246	1,744
* Extreme Networks, Inc.	295,460	1,740
* Conexant Systems, Inc.	1,151,748	1,728
* Harmonic, Inc.	180,280	1,723
* Aeroflex, Inc.	184,433	1,721
* Manhattan Associates, Inc.	84,060	1,712
* Intermagnetics General Corp.	69,532	1,692
* Altiris, Inc.	70,737	1,687
* ManTech International Corp.	73,051	1,685
* Amkor Technology, Inc.	433,207	1,672
* Kanbay International Inc.	81,168	1,661
* KEMET Corp.	212,799	1,649
* Epicor Software Corp.	125,696	1,647
Black Box Corp.	43,680	1,634
Agilysys, Inc.	82,703	1,626
* Borland Software Corp.	197,537	1,604
* NetIQ Corp.	140,131	1,602
* MIPS Technologies, Inc.	135,706	1,561
Inter-Tel, Inc.	63,584	1,558
* Checkpoint Systems, Inc.	92,211	1,557
* Aspect Communications Corp.	145,634	1,516
* II-VI, Inc.	86,338	1,506
* Lattice Semiconductor Corp.	280,077	1,504
* Newport Corp.	101,838	1,476
EDO Corp.	48,869	1,469
* Vitesse Semiconductor Corp.	540,613	1,449
* Dendrite International, Inc.	102,502	1,439
* Lawson Software Inc.	242,780	1,432
* Packeteer, Inc.	89,931	1,384
* Exar Corp.	102,908	1,379
* Diodes Inc.	48,739	1,322
* Advanced Digital Information Corp.	161,186	1,322
* Ansoft Corp.	48,914	1,320
* Adaptec, Inc.	270,322	1,295
* TTM Technologies, Inc.	123,554	1,292
* Quantum Corp.	443,226	1,290
Cubic Corp.	67,413	1,277
* Covansys Corp.	85,540	1,276
* Daktronics, Inc.	57,910	1,254
* PortalPlayer Inc.	54,500	1,244
* Plexus Corp.	107,739	1,240
* SiRF Technology Holdings, Inc.	110,160	1,229
* ViaSat, Inc.	65,596	1,226
Methode Electronics, Inc. Class A	101,002	1,223
* Retek Inc.	108,913	1,222
* American Science & Engineering, Inc.	27,174	1,215
* The TriZetto Group, Inc.	130,184	1,212
* InterVoice, Inc.	107,762	1,210
* Ariba, Inc.	152,547	1,184
* Jupitermedia Corp.	76,212	1,182
* Ciber, Inc.	162,533	1,182
* Komag, Inc.	52,542	1,174
* SYNNEX Corp.	66,100	1,151
* Arbinet Holdings, Inc.	60,418	1,151
* Ulticom, Inc.	102,914	1,145
* TriQuint Semiconductor, Inc.	336,498	1,137
* Stratasys, Inc.	39,765	1,127
* Zoran Corp.	108,021	1,118
BEI Technologies, Inc.	46,451	1,113
* MRV Communications Inc.	340,481	1,100
* ScanSoft, Inc.	294,751	1,096
* Identix, Inc.	216,594	1,094
* Pinnacle Systems, Inc.	195,603	1,093
* McDATA Corp. Class A	286,545	1,080
* Mapics Inc.	84,812	1,080
* IXYS Corp.	91,009	1,041
* SeaChange International, Inc.	79,638	1,031
* Opsware, Inc.	198,591	1,025
* Blue Coat Systems, Inc.	43,564	1,024
* Digi International, Inc.	74,393	1,021
Blackbaud, Inc.	79,662	1,004
* Standard Microsystem Corp.	57,542	999
* 3D Systems Corp.	52,617	993
* Magma Design Automation, Inc.	83,471	991
* Ditech Communications Corp.	79,087	986
* Sykes Enterprises, Inc.	142,955	982
* Genesis Microchip Inc.	67,847	980
* Lexar Media, Inc.	196,606	979
* Interwoven Inc.	125,398	977
* Atheros Communications	94,811	974
Bel Fuse, Inc. Class B	32,000	970
* SI International Inc.	35,089	970
SS&C Technologies, Inc.	42,412	967
* Cirrus Logic, Inc.	212,131	959
* Actel Corp.	61,855	951
* Catapult Communications Corp.	44,495	950
* Ionatron Inc.	114,292	950
* Verity, Inc.	99,893	944
* JDA Software Group, Inc.	64,930	912
* Niku Corp.	50,136	905
* Pixelworks, Inc.	109,887	896
QAD Inc.	106,676	882
* Rimage Corp.	44,224	878
* Micromuse Inc.	193,707	877
* Silicon Storage Technology, Inc.	235,527	876
* Anaren, Inc.	71,585	868
* SPSS, Inc.	49,600	863
Integral Systems, Inc.	37,524	862
* Blackboard Inc.	49,393	861
* SonicWALL, Inc.	168,627	858
* Agile Software Corp.	117,523	856
* Herley Industries Inc.	49,818	852
* Radiant Systems, Inc.	86,303	846
* Keynote Systems Inc.	70,685	839
* Echelon Corp.	121,146	829
* SeeBeyond Technology Corp.	260,283	822
* VASCO Data Security International, Inc.	130,246	819
* Vignette Corp.	620,789	813
* Witness Systems, Inc.	46,295	812
* Fargo Electronics	55,016	807
* Moldflow Corp.	49,989	799
* NETGEAR, Inc.	52,544	793
* Innovative Solutions and Support, Inc.	24,608	781
* Sigma Designs, Inc.	73,099	776
* Trident Microsystems, Inc.	43,513	769
* LeCroy Corp.	44,761	767
* Altair Nanotechnology	214,666	766
* Enterasys Networks, Inc.	546,218	765
Park Electrochemical Corp.	37,742	765
* Tyler Technologies, Inc.	99,453	757
* The Ultimate Software Group, Inc.	47,290	756
* Excel Technology, Inc.	30,615	753
* PEC Solutions, Inc.	59,377	747
* Westell Technologies, Inc.	135,286	745
* Novatel Wireless, Inc.	69,005	742
* Open Solutions Inc.	37,247	739
* Remec, Inc.	139,501	737
* Multi-Fineline Electronix, Inc.	41,315	729
* Stellent Inc.	84,679	712
* Aspen Technologies, Inc.	124,437	707
* Entrust, Inc.	187,241	702
* webMethods, Inc.	126,731	694
* Amicas, Inc.	186,958	688
* Infocrossing, Inc.	43,242	685
* WorldGate Communications, Inc.	175,177	683
* Datastream Systems, Inc.	96,929	680
* SBS Technologies, Inc.	60,991	680
* Dynamics Research Corp.	41,047	675
* Finisar Corp.	539,768	675
* Extended Systems Inc.	138,452	669
* Zhone Technologies	261,579	667
* Gerber Scientific, Inc.	90,754	661
* Secure Computing Corp.	74,939	642
* RadiSys Corp.	45,350	642
Talx Corp.	35,345	642
* Pegasystems Inc.	118,204	636
* RightNow Technologies Inc.	51,631	633
* Concord Communications, Inc.	62,539	633
* Ultra Clean Holdings, Inc.	103,558	632
* Dot Hill Systems Corp.	105,814	630
* Merge Technologies, Inc.	35,472	623
American Software, Inc. Class A	95,451	619
* Concurrent Computer Corp.	299,770	618
* Silicon Graphics, Inc.	516,573	615
* MatrixOne, Inc.	128,840	615
Lowrance Electronics, Inc.	24,659	599
* Audible, Inc.	44,331	599
* TechTeam Global, Inc.	54,280	599
* Concur Technologies, Inc.	73,616	598
* Vyyo Inc.	80,411	597
* EMS Technologies, Inc.	43,929	597
* KVH Industries, Inc.	65,448	596
* Spectrum Control, Inc.	79,731	596
* MRO Software Inc.	42,377	595
* Sumtotal Systems Inc.	108,705	592
* Fiberstars, Inc.	62,337	592
* Bottomline Technologies, Inc.	45,036	588
* Click Commerce, Inc.	41,107	587
* Integrated Silicon Solution, Inc.	87,489	586
* Volterra Semiconductor Corp.	43,221	583
* Monolithic Power Systems	65,556	579
* Saba Software, Inc.	114,399	579
* Globecomm Systems, Inc.	97,051	577
* @ Road, Inc.	140,733	577
* Applix, Inc.	95,200	574
* CallWave, Inc.	96,546	570
* American Reprographics Co.	39,533	567
* Pericom Semiconductor Corp.	65,635	562
* eCollege.com Inc.	43,440	562
* PLX Technology, Inc.	53,133	558
* EPIQ Systems, Inc.	42,980	558
* Neoware Systems, Inc.	53,397	557
* Actuate Software Corp.	231,533	556
* ePlus Inc.	47,535	555
* COMARCO, Inc.	63,931	553
* ESS Technology, Inc.	104,441	550
* PDF Solutions, Inc.	39,042	547
* AXS-One Inc.	162,986	546
* Mindspeed Technologies, Inc.	243,692	543
* Mechanical Technology Inc.	122,109	540
* Docucorp International, Inc.	69,399	539
* Universal Display Corp.	76,632	536
* Emageon Inc.	29,743	534
* Bio-logic Systems, Corp.	78,324	531
* Visual Networks, Inc.	175,294	526
* Aware, Inc.	120,044	523
* Kopin Corp.	169,426	520
* ActivCard Corp.	81,570	518
* E.piphany Inc.	145,692	517
* MapInfo Corp.	42,938	517
* Maxwell Technologies, Inc.	56,365	517
* Redback Networks Inc.	86,207	516
* Nu Horizons Electronics Corp.	71,596	512
* Ramtron International Corp.	156,619	511
* CyberOptics Corp.	40,758	509
* Immersion Corp.	83,517	501
* Network Equipment Technologies, Inc.	88,907	501
* PC-Tel, Inc.	67,893	500
* Captaris Inc.	122,911	498
* SteelCloud Inc.	180,220	496
* Peerless Systems Corp.	218,252	495
* Iomega Corp.	115,350	495
* Meade Instruments Corp.	169,496	493
* Lionbridge Technologies, Inc.	86,026	489
* Wave Systems Corp.	508,727	488
Video Display Corp.	36,389	487
* FalconStor Software, Inc.	81,569	487
* OSI Systems Inc.	27,798	487
* Performance Technologies, Inc.	72,396	482
* Bell Microproducts Inc.	64,425	482
* Broadwing Corp.	115,112	477
* SAFLINK Corp.	217,574	476
* IPIX Corp.	161,922	470
* Stratex Networks, Inc.	254,947	469
* Oplink Communications, Inc.	298,318	468
* QuickLogic Corp.	136,795	468
* Segue Software, Inc.	87,777	466
* Evans & Sutherland Computer Corp.	84,294	464
* Online Resources Corp.	52,542	463
* Overland Storage, Inc.	31,220	458
* Research Frontiers, Inc.	88,041	458
* ZiLOG, Inc.	87,900	453
* American Power Technology, Inc.	63,545	451
* Mobius Management Systems, Inc.	68,872	451
* Kana Software, Inc.	266,688	451
* White Electronic Designs Corp.	91,893	449
* SupportSoft, Inc.	85,049	449
* NetManage, Inc.	67,785	448
* Micronetics Inc.	51,905	448
* Cray Inc.	173,306	442
* Aether Systems, Inc.	132,287	442
* InFocus Corp.	76,100	437
* Convera Corp.	84,200	436
* Intellisync Corp.	118,853	435
* Avanex Corp.	333,136	433
* Interlink Electronics Inc.	66,734	432
* NYFIX, Inc.	80,353	432
* LCC International, Inc. Class A	102,309	431
* The SCO Group, Inc.	120,931	427
* Loudeye Corp.	288,354	427
* OPNET Technologies, Inc.	50,717	424
* Merix Corp.	37,753	423
TSR, Inc.	52,380	423
* Brooktrout Technology, Inc.	37,261	419
* Plumtree Software, Inc.	84,169	416
* Supertex, Inc.	22,678	415
* Manugistics Group, Inc.	244,154	410
* NMS Communications Corp.	94,324	405
* En Pointe Technologies, Inc.	116,139	404
* Telular Corp.	64,180	404
* Hifn, Inc.	55,313	401
* Transmeta Corp.	428,125	398
* Carrier Access Corp.	66,687	397
* NVE Corp.	20,743	396
* Tumbleweed Communications Corp.	142,776	394
* Computer Network Technology Corp.	83,525	386
* Motive, Inc.	38,584	386
* Monolithic System Technology, Inc.	65,431	383
* Centra Software, Inc.	157,505	378
* FOCUS Enhancements, Inc.	381,675	378
* Answerthink Consulting Group, Inc.	90,968	376
* Internet Capital Group Inc	53,324	374
* Bitstream Inc.	121,358	370
* Vitria Technology, Inc.	105,329	364
* Zix Corp.	97,273	364
* Computer Task Group, Inc.	91,001	362
* iGATE Corp.	96,349	359
* Safeguard Scientifics, Inc.	252,230	358
* Napster, Inc.	54,843	357
* BroadVision, Inc.	208,797	355
* Virage Logic Corp.	31,828	349
* Verisity Ltd.	29,073	347
* Inforte Corp.	64,069	346
* Captiva Software Corp.	31,917	346
* Hauppage Digital, Inc.	81,691	346
* Terremark Worldwide, Inc.	531,602	346
* International DisplayWorks, Inc.	36,051	344
* Innovex, Inc.	96,305	340
* ONYX Software Corp.	128,664	338
* Lumera Corp.	64,456	338
* Ciprico Inc.	73,016	336
* Zomax Inc.	112,443	335
* Lasercard Corp.	67,263	335
* Key Tronic Corp.	114,840	333
* Lantronix, Inc.	179,581	332
* Embarcadero Technologies, Inc.	50,306	332
* Art Technology Group, Inc.	314,777	331
* Network Engines, Inc.	183,320	323
* Bioveris Corp.	60,258	318
* LogicVision, Inc.	117,653	314
* Sirenza Microdevices, Inc.	98,188	311
* Planar Systems, Inc.	34,448	311
* Technology Solutions Co.	305,591	309
* ACE	96,799	308
* Staktek Holdings Inc.	77,216	306
* Cherokee International Corp.	43,596	305
* MTI Technology Corp.	205,354	304
* Pomeroy IT Solutions, Inc.	20,270	302
Sypris Solutions, Inc.	28,145	302
* Manchester Technologies, Inc.	53,416	301
* Nuance Communications Inc.	102,280	299
* SRS Labs, Inc	74,153	296
* Tier Technologies, Inc.	39,283	290
* Endwave Corp.	12,100	287
* SimpleTech, Inc.	71,986	284
* Glenayre Technologies, Inc.	158,382	284
Sunrise Telecom Inc.	104,087	281
* Blue Martini Software, Inc.	71,576	280
* PalmSource, Inc.	30,630	277
* Applied Digital Solutions, Inc.	79,965	277
* Mobility Electronics, Inc.	38,890	272
* Sipex Corp.	115,923	269
* BindView Development Corp.	80,633	264
* Delphax Technologies, Inc.	81,265	263
* Argonaut Technologies Inc.	294,200	262
* Viewpoint Corp.	92,034	258
* LaBarge, Inc.	19,600	257
* MetaSolv, Inc.	104,251	255
* Phoenix Technologies Ltd.	26,287	250
* Leadis Technology Inc.	41,600	249
* eLoyalty Corp.	39,051	245
* WatchGuard Technologies, Inc.	74,933	242
* Catalyst Semiconductor, Inc.	55,727	238
* WJ Communications, Inc.	99,894	238
* Quovadx, Inc.	75,186	232
* SCM Microsystems, Inc.	70,303	230
* AuthentiDate Holding Corp.	57,371	229
* InterVideo Inc.	20,691	228
* Netlogic Microsystems Inc.	18,100	225
* I-many, Inc.	135,814	216
* Selectica, Inc.	67,019	216
* Vastera, Inc.	73,263	215
* Private Business Inc.	100,447	209
* Qualstar Corp.	50,990	209
* California Micro Devices Corp.	41,015	207
* NASSDA Corp.	30,148	201
* TranSwitch Corp.	145,643	200
* Critical Path, Inc.	276,368	199
* AXT, Inc.	160,851	198
* Chordiant Software, Inc.	116,307	194
* Alliance Semiconductor Corp.	77,163	192
* Pemstar Inc.	162,641	192
* Net2Phone, Inc.	115,523	186
* NetScout Systems, Inc.	41,254	184
* Imergent, Inc.	18,700	183
* Paradyne Networks, Inc.	86,142	180
* Digimarc Corp.	28,669	176
* Sento Corporation	52,662	173
* Intelli-Check Inc.	33,698	171
* Computer Horizons Corp.	45,345	166
* VA Software Corp.	99,801	165
* Kintera Inc.	30,702	163
* Centillium Communications, Inc.	62,349	160
* Pervasive Software Inc.	33,466	154
* Crossroads Systems, Inc.	183,482	152
* Synplicity, Inc.	26,506	149
* Versant Corp.	183,062	145
* Ceva, Inc.	19,233	142
* Telkonet, Inc.	35,700	140
* On2 Technologies, Inc.	217,630	139
Bel Fuse, Inc. Class A	5,719	139
* BSQUARE Corp.	274,236	137
* Intraware, Inc.	204,651	135
* Evolving Systems, Inc.	50,195	134
* Avici Systems Inc.	31,052	133
* Firstwave Technologies, Inc.	49,096	126
* Interland, Inc.	56,786	122
* Tripath Technology Inc.	131,769	117
* Ampex Corp. Class A	2,890	116
* Datalink Corp.	38,106	115
Richardson Electronics, Ltd.	11,090	114
* Indus International, Inc.	46,569	114
* Goremote Internet Communications	74,122	113
* Superconductor Technologies Inc.	161,712	110
* Xybernaut Corp.	260,539	109
* LivePerson, Inc.	41,474	109
* Telecommunication Systems, Inc.	38,121	102
Celeritek, Inc.	120,081	96
* SAVVIS Communications Corp.	153,947	95
* Digital Lightwave, Inc.	111,667	88
* Cascade Microtech, Inc.	9,100	87
* ANADIGICS, Inc.	60,412	87
* ACT Teleconferencing, Inc.	149,400	84
* Stratos International Inc.	19,213	84
* Verso Technologies, Inc.	223,514	80
* OpenTV Corp.	25,993	74
* Suntron Corp.	34,145	73
* Cosine Communications, Inc.	34,812	72
* Callidus Software Inc.	16,243	66
* Intelligroup, Inc.	51,800	62
* Three-Five Systems, Inc.	53,755	55
* Eagle Broadband, Inc.	152,800	52
* 8X8 Inc	24,286	41
* NaviSite, Inc.	23,977	40
* Zanett, Inc.	10,600	37
* MakeMusic! Inc.	7,540	36
* Artisoft, Inc.	11,633	29
* deltathree, Inc.	6,622	25
* LightPath Technologies, Inc. Class A	8,062	25
* CGI Holding Corporation	5,500	25
* VIA NET.WORKS, Inc.	86,888	17
* Dynabazaar, Inc.	50,100	16
* DSL.Net, Inc.	116,280	15
* Cogent Communications Group, Inc.	1,173	15
* Airnet Communications Corp.	13,829	14
* COMSYS IT Partners Inc.	1,055	14
Frequency Electronics, Inc.	1,200	13
* Versata, Inc.	13,031	12
* nStor Technologies, Inc.	47,523	10
* NeoMagic Corp.	20,600	9
* Information Resources, Inc. Contingent Value Rights	11,200	9
* eGain Communications Corp.	10,788	9
* Smith Micro Software, Inc.	1,650	8
* ISCO International, Inc.	18,000	6
* Covad Communications Group, Inc.	2,548	3
* Microstrategy Inc. Warrants Exp. 6/24/2007	16,080	3
* Radview Software Ltd.	9,000	2
* Media 100 Inc.	162,889	1
* NexPrise, Inc.	4,740	1

		809,194

Utilities (4.8%)
* Cablevision Systems NY Group Class A	716,517	20,098
MCI Inc.	785,460	19,574
* NTL Inc.	218,337	13,902
Questar Corp.	209,563	12,417
Telephone & Data Systems, Inc.	142,233	11,606
SCANA Corp.	278,505	10,644
Wisconsin Energy Corp.	293,460	10,418
* Nextel Partners, Inc.	460,785	10,119
* NII Holdings Inc.	174,254	10,020
* U.S. Cellular Corp.	215,075	9,814
Pepco Holdings, Inc.	463,177	9,722
Energy East Corp.	366,071	9,598
* UnitedGlobalCom Inc. Class A	967,909	9,156
* Western Wireless Corp. Class A	232,430	8,823
MDU Resources Group, Inc.	293,133	8,096
ONEOK, Inc.	257,061	7,923
DPL Inc.	315,645	7,891
Alliant Energy Corp.	289,872	7,763
NSTAR	132,378	7,188
AGL Resources Inc.	192,006	6,707
* Southern Union Co.	263,220	6,609
Western Gas Resources, Inc.	184,108	6,343
Northeast Utilities	319,906	6,165
Energen Corp.	90,832	6,049
OGE Energy Corp.	218,640	5,892
National Fuel Gas Co.	206,088	5,892
Aqua America, Inc.	236,952	5,770
UGI Corp. Holding Co.	126,789	5,759
Great Plains Energy, Inc.	184,974	5,657
Puget Energy, Inc.	248,259	5,472
* Kinder Morgan Management, LLC	134,188	5,447
Atmos Energy Corp.	191,026	5,158
* Southwestern Energy Co.	90,417	5,132
Hawaiian Electric Industries Inc.	200,282	5,111
Vectren Corp.	189,687	5,053
WPS Resources Corp.	93,025	4,923
Westar Energy, Inc.	213,581	4,622
Piedmont Natural Gas, Inc.	191,324	4,408
PNM Resources Inc.	150,922	4,027
* Alamosa Holdings, Inc.	337,481	3,938
WGL Holdings Inc.	121,406	3,759
* Level 3 Communications, Inc.	1,701,835	3,506
Duquesne Light Holdings, Inc.	191,066	3,424
* IDT Corp. Class B	228,200	3,375
* Sierra Pacific Resources	293,125	3,151
ALLETE, Inc.	73,794	3,088
New Jersey Resources Corp.	69,150	3,010
IDACORP, Inc.	104,057	2,952
* Centennial Communications Corp. Class A	257,573	2,795
Black Hills Corp.	81,034	2,680
UniSource Energy Corp.	85,638	2,652
Cleco Corp.	123,328	2,627
* Cincinnati Bell Inc.	612,790	2,604
Valor Communications Group, Inc.	177,000	2,561
* Commonwealth Telephone Enterprises, Inc.	52,693	2,484
* Price Communications Corp.	141,049	2,468
Northwest Natural Gas Co.	68,182	2,466
* El Paso Electric Co.	118,833	2,258
* Aquila, Inc.	589,237	2,257
UIL Holdings Corp.	43,558	2,206
Southwest Gas Corp.	88,166	2,130
Avista Corp.	120,979	2,117
Otter Tail Corp.	80,077	2,005
South Jersey Industries, Inc.	35,477	2,001
* Premiere Global Services, Inc.	176,210	1,995
* Mediacom Communications Corp.	296,587	1,940
CH Energy Group, Inc.	40,911	1,870
The Laclede Group, Inc.	58,476	1,707
Empire District Electric Co.	70,432	1,638
Iowa Telecommunications Services Inc.	76,600	1,494
MGE Energy, Inc.	42,068	1,395
California Water Service Group	38,683	1,291
* General Communication, Inc.	136,473	1,246
* UbiquiTel Inc.	181,374	1,215
American States Water Co.	45,782	1,158
Alaska Communications Systems Holdings, Inc.	112,022	1,126
SJW Corp.	29,653	1,042
FairPoint Communications, Inc.	64,500	966
Cascade Natural Gas Corp.	46,415	926
* Time Warner Telecom Inc.	225,210	894
EnergySouth, Inc.	31,020	888
Central Vermont Public Service Corp.	37,711	848
Surewest Communications	36,339	838
* Global Crossing Ltd.	53,381	830
* Talk America Holdings, Inc.	125,300	808
Chesapeake Utilities Corp.	27,511	732
Semco Energy Inc.	126,771	729
Green Mountain Power Corp.	24,464	717
Southwest Water Co.	62,961	657
UNITILI Corp.	25,395	649
CT Communications, Inc.	58,928	621
* Intrado Inc.	48,071	591
* Dobson Communications Corp.	292,310	590
Connecticut Water Services, Inc.	22,033	550
Hector Communications Corp.	24,650	530
Middlesex Water Co.	28,740	522
* Rural Cellular Corp. Class A	98,035	519
* Primus Telecommunications Group, Inc.	323,687	508
Ormat Technologies Inc.	31,700	496
North Pittsburgh Systems, Inc.	22,965	454
* US LEC Corp. Class A	158,149	402
* Hungarian Telephone and Cable Corp.	20,738	370
* Boston Communications Group, Inc.	51,707	368
Maine & Maritimes Corp.	14,000	354
Warwick Valley Telephone Co.	15,219	328
Hickory Tech Corp.	32,261	328
* Pac-West Telecom, Inc.	199,810	328
* Penn Octane Corp.	252,330	315
D&E Communications, Inc.	33,079	302
Shenandoah Telecommunications Co.	8,360	259
* Triton PCS, Inc.	111,984	249
* FiberNet Telecom Group, Inc.	328,873	197
Atlantic Tele-Network, Inc.	4,078	131
* IDT Corp.	7,368	105
* McLeod USA Inc.	296,525	53
* BayCorp Holdings, Ltd.	3,314	45
BIW Limited	1,800	37
* Trinsic, Inc.	45,628	24
* GoAmerica, Inc.	2,302	17
* Fusion Telecommunications International, Inc.	2,200	11
* XO Communications, Inc.	565	1
* Cap Rock Energy Corp	33	1
McLeod USA Inc. Escrow	1,060,524	0

		422,687

Other (4.3%)
* Berkshire Hathaway Inc. Class A	3,729	324,423
Hillenbrand Industries, Inc.	154,446	8,567
SPX Corp.	189,898	8,219
Wesco Financial Corp.	17,738	6,829
Carlisle Co., Inc.	77,871	5,433
Teleflex Inc.	100,385	5,138
* Berkshire Hathaway Inc. Class B	1,742	4,975
Walter Industries, Inc.	89,889	3,825
Lancaster Colony Corp.	89,231	3,797
Trinity Industries, Inc.	118,690	3,343
* McDermott International, Inc.	166,829	3,158
GenCorp, Inc.	132,047	2,641
* Sequa Corp. Class A	26,271	1,362
Raven Industries, Inc.	42,390	866
Kaman Corp. Class A	69,344	863
* United Capital Corp.	19,442	475
* GP Strategies Corp.	60,060	431
GenTek, Inc.	24,822	409
* Foster Wheeler Ltd.	14,217	247
McRae Industries, Inc.	13,600	155
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/2007	284,354	114
* Lynch Corp.	4,500	43
* Sandston Corp.	12,600	2

		385,315

TOTAL COMMON STOCKS
(Cost $7,533,770)		8,895,121

TEMPORARY CASH INVESTMENTS (4.4%)

Money Market Fund (4.4%)
Vanguard Market Liquidity Fund, 2.748%**	393,998,964	393,999
	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
Federal Home Loan Bank†
(1)2.555%, 4/20/2005	$3,000	2,995

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $396,995)		396,994

TOTAL INVESTMENTS (104.1%)
(Cost $7,930,765)		9,292,115

OTHER ASSETS AND LIABILITIES--NET (-4.1%)		(366,466)

NET ASSETS (100%)		$8,925,649

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)Security segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $7,930,765,000. Net unrealized appreciation of investment securities for tax purposes was $1,361,350,000, consisting of unrealized gains of $2,871,293,000 on securities that had risen in value since their purchase and $1,509,943,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	34	$11,247	($130)
Russell 2000 Index	36	11,120	(270)
E-mini Russell 2000 Index	70	4,325	(81)
E-mini S&P MidCap 400 Index	28	1,853	(28)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.